Portfolio of Investments – as of September 30, 2025 (Unaudited)
Loomis Sayles Strategic Alpha Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 70.9% of Net Assets

Non-Convertible Bonds — 70.7%
	ABS Car Loan — 3.1%
$405,000	American Credit Acceptance Receivables Trust, Series 2023-3, Class D, 6.820%, 10/12/2029(a)	$414,291
730,000	American Credit Acceptance Receivables Trust, Series 2023-4, Class D, 7.650%, 9/12/2030(a)	757,280
300,000	American Credit Acceptance Receivables Trust, Series 2025-1, Class D, 5.540%, 8/12/2031(a)	303,791
1,500,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class C, 4.250%, 2/20/2027(a)	1,498,094
840,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-4A, Class D, 7.310%, 6/20/2029(a)	860,132
940,000	Avis Budget Rental Car Funding AESOP LLC, Series 2024-3A, Class B, 5.580%, 12/20/2030(a)	969,039
205,000	Avis Budget Rental Car Funding AESOP LLC, Series 2024-3A, Class C, 6.110%, 12/20/2030(a)	210,467
945,000	Avis Budget Rental Car Funding AESOP LLC, Series 2025-2A, Class C, 6.240%, 8/20/2031(a)	978,769
875,000	Bridgecrest Lending Auto Securitization Trust, Series 2024-2, Class D, 6.300%, 2/15/2030	897,925
1,720,000	CarMax Select Receivables Trust, Series 2025-B, Class D, 5.330%, 7/15/2031	1,712,640
265,000	Carvana Auto Receivables Trust, Series 2023-N1, Class D, 6.690%, 7/10/2029(a)	271,047
125,000	Carvana Auto Receivables Trust, Series 2023-N4, Class D, 7.220%, 2/11/2030(a)	130,188
100,000	Carvana Auto Receivables Trust, Series 2024-N1, Class C, 5.800%, 5/10/2030(a)	102,061
320,000	Carvana Auto Receivables Trust, Series 2024-N3, Class D, 5.380%, 12/10/2030(a)	323,402
209,000	Carvana Auto Receivables Trust, Series 2024-P1, Class D, 6.250%, 3/10/2031(a)	215,925
100,000	Credit Acceptance Auto Loan Trust, Series 2024-1A, Class C, 6.710%, 7/17/2034(a)	102,912
290,000	Credit Acceptance Auto Loan Trust, Series 2024-2A, Class C, 6.700%, 10/16/2034(a)	300,462
260,000	Credit Acceptance Auto Loan Trust, Series 2024-3A, Class C, 5.390%, 1/16/2035(a)	262,761
255,000	Drive Auto Receivables Trust, Series 2024-1, Class C, 5.430%, 11/17/2031	259,171
680,000	Drive Auto Receivables Trust, Series 2025-2, Class D, 4.900%, 12/15/2032	679,002
2,187,143	DT Auto Owner Trust, Series 2022-2A, Class D, 5.460%, 3/15/2028(a)	2,193,703
1,830,000	DT Auto Owner Trust, Series 2023-3A, Class D, 7.120%, 5/15/2029(a)	1,897,902
960,000	Exeter Automobile Receivables Trust, Series 2023-5A, Class D, 7.130%, 2/15/2030	998,048
365,000	Exeter Automobile Receivables Trust, Series 2024-5A, Class D, 5.060%, 2/18/2031	366,958
225,000	Flagship Credit Auto Trust, Series 2022-3, Class C, 4.990%, 7/17/2028(a)	223,122
160,000	Flagship Credit Auto Trust, Series 2022-4, Class C, 7.710%, 10/16/2028(a)	161,673
275,000	Flagship Credit Auto Trust, Series 2023-1, Class C, 5.430%, 5/15/2029(a)	272,469
290,000	Flagship Credit Auto Trust, Series 2023-3, Class C, 6.010%, 7/16/2029(a)	289,149
105,000	Flagship Credit Auto Trust, Series 2023-3, Class D, 6.580%, 8/15/2029(a)	103,055
Principal Amount (‡)	Description	Value (†)

	ABS Car Loan — continued
$180,000	Flagship Credit Auto Trust, Series 2024-1, Class C, 5.790%, 2/15/2030(a)	$177,487
285,000	Ford Credit Auto Lease Trust, Series 2023-B, Class D, 6.970%, 6/15/2028	287,742
460,000	Ford Credit Auto Owner Trust, Series 2023-2, Class D, 6.600%, 2/15/2036(a)	478,365
240,000	GLS Auto Receivables Issuer Trust, Series 2023-3A, Class D, 6.440%, 5/15/2029(a)	245,485
200,000	GLS Auto Receivables Issuer Trust, Series 2024-1A, Class D, 5.950%, 12/17/2029(a)	204,775
105,000	GLS Auto Select Receivables Trust, Series 2024-2A, Class C, 5.930%, 6/17/2030(a)	108,020
100,000	GLS Auto Select Receivables Trust, Series 2024-2A, Class D, 6.370%, 8/15/2031(a)	103,874
100,000	GLS Auto Select Receivables Trust, Series 2024-4A, Class D, 5.280%, 10/15/2031(a)	101,733
1,530,000	Hertz Vehicle Financing III LLC, Series 2025-3A, Class C, 6.130%, 12/26/2029(a)	1,547,436
382,835	Huntington Bank Auto Credit-Linked Notes, Series 2025-2, Class C, 30 day USD SOFR Average + 2.350%, 6.739%, 9/20/2033(a)(b)	382,357
100,000	LAD Auto Receivables Trust, Series 2024-3A, Class D, 5.180%, 2/17/2032(a)	101,274
210,000	Prestige Auto Receivables Trust, Series 2023-2A, Class D, 7.710%, 8/15/2029(a)	218,396
955,000	Santander Drive Auto Receivables Trust, Series 2024-3, Class D, 5.970%, 10/15/2031	982,445
100,000	SBNA Auto Receivables Trust, Series 2024-A, Class D, 6.040%, 4/15/2030(a)	103,187
625,000	USB Auto Owner Trust, Series 2025-1A, Class D, 5.400%, 12/15/2032(a)	633,937
930,000	Western Funding Auto Loan Trust, Series 2025-1, Class C, 5.340%, 11/15/2035(a)	941,139
1,920,000	Westlake Automobile Receivables Trust, Series 2022-2A, Class D, 5.480%, 9/15/2027(a)	1,927,183
635,000	Westlake Automobile Receivables Trust, Series 2023-3A, Class D, 6.470%, 3/15/2029(a)	653,727
815,000	Westlake Automobile Receivables Trust, Series 2023-4A, Class D, 7.190%, 7/16/2029(a)	847,850
290,000	Westlake Automobile Receivables Trust, Series 2024-1A, Class C, 5.650%, 2/15/2029(a)	294,176
720,000	Westlake Automobile Receivables Trust, Series 2024-1A, Class D, 6.020%, 10/15/2029(a)	736,008
195,000	Westlake Automobile Receivables Trust, Series 2024-2A, Class D, 5.910%, 4/15/2030(a)	198,260
260,000	Westlake Automobile Receivables Trust, Series 2025-1A, Class D, 5.540%, 11/15/2030(a)	265,042
		29,295,336
	ABS Credit Card — 0.1%
1,100,000	Fortiva Retail Credit Master Note Business Trust, Series 2024-ONE, Class B, 9.700%, 11/15/2029(a)	1,117,292
	ABS Home Equity — 2.9%
141,983	Banc of America Alternative Loan Trust, Series 2003-8, Class 1CB1, 5.500%, 10/25/2033(c)	141,892
131,477	Banc of America Funding Trust, Series 2005-7, Class 3A1, 5.750%, 11/25/2035(c)	132,676
69,788	Banc of America Funding Trust, Series 2007-4, Class 5A1, 5.500%, 11/25/2034(c)	60,553
2,315,000	BINOM Securitization Trust, Series 2022-RPL1, Class M1, 3.000%, 2/25/2061(a)(b)	1,920,439

Principal Amount (‡)	Description	Value (†)

	ABS Home Equity — continued
$18,882	CHL Mortgage Pass-Through Trust, Series 2004-HYB4, Class 2A1, 5.221%, 9/20/2034(b)(c)	$17,380
1,152,780	CoreVest American Finance Ltd., Series 2019-2, Class B, 3.424%, 6/15/2052(a)	1,120,507
245,000	CoreVest American Finance Ltd., Series 2020-2, Class C, 4.697%, 5/15/2052(a)(b)	242,872
1,340,000	CoreVest American Finance Ltd., Series 2020-4, Class C, 2.250%, 12/15/2052(a)	1,242,967
730,000	CoreVest American Finance Ltd., Series 2023-RTL1, Class A1, 7.553%, 12/28/2030(a)(b)	733,292
162,677	Countrywide Alternative Loan Trust, Series 2003-22CB, Class 1A1, 5.750%, 12/25/2033	165,472
86,190	Countrywide Alternative Loan Trust, Series 2004-16CB, Class 1A1, 5.500%, 7/25/2034	87,632
71,275	Countrywide Alternative Loan Trust, Series 2004-16CB, Class 3A1, 5.500%, 8/25/2034(c)	71,639
74,830	Countrywide Alternative Loan Trust, Series 2004-J10, Class 2CB1, 6.000%, 9/25/2034(c)	75,209
1,539,069	Credit Suisse Mortgage Trust, Series 2021-RPL4, Class A1, 4.136%, 12/27/2060(a)(b)	1,532,827
87,153	CSFB Mortgage-Backed Pass-Through Certificates, Series 2003-27, Class 4A4, 5.750%, 11/25/2033	89,745
312,833	DSLA Mortgage Loan Trust, Series 2005-AR5, Class 2A1A, 1 mo. USD SOFR + 0.774%, 4.908%, 9/19/2045(b)	163,018
656,180	Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2022-R06, Class 1M1, 30 day USD SOFR Average + 2.750%, 7.106%, 5/25/2042(a)(b)	671,509
255,000	Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M2, 30 day USD SOFR Average + 2.700%, 7.056%, 7/25/2043(a)(b)	263,480
45,000	Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2023-R08, Class 1M2, 30 day USD SOFR Average + 2.500%, 6.856%, 10/25/2043(a)(b)	46,041
102,096	GCAT Trust, Series 2019-RPL1, Class A1, 2.650%, 10/25/2068(a)(b)	99,489
222,731	Home Partners of America Trust, Series 2021-1, Class E, 2.577%, 9/17/2041(a)	194,620
292,478	IndyMac INDX Mortgage Loan Trust, Series 2004-AR7, Class A5, 1 mo. USD SOFR + 1.334%, 5.492%, 9/25/2034(b)(c)	233,460
468,596	JP Morgan Mortgage Trust, Series 2004-S1, Class 2A1, 6.000%, 9/25/2034	490,068
220,742	Lehman XS Trust, Series 2006-2N, Class 1A1, 1 mo. USD SOFR + 0.634%, 4.792%, 2/25/2046(b)(c)	193,241
181,107	MASTR Adjustable Rate Mortgages Trust, Series 2004-4, Class 5A1, 7.250%, 5/25/2034(b)(c)	176,755
91,979	MASTR Alternative Loan Trust, Series 2003-9, Class 4A1, 5.250%, 11/25/2033(c)	91,630
63,486	MASTR Alternative Loan Trust, Series 2004-5, Class 1A1, 5.500%, 6/25/2034(c)	63,423
73,639	MASTR Alternative Loan Trust, Series 2004-5, Class 2A1, 6.000%, 6/25/2034(c)	74,774
268,030	MASTR Alternative Loan Trust, Series 2004-8, Class 2A1, 6.000%, 9/25/2034(c)	267,000
5,501	Merrill Lynch Mortgage Investors Trust, Series 2006-2, Class 2A, 5.969%, 5/25/2036(b)(c)	5,122
Principal Amount (‡)	Description	Value (†)

	ABS Home Equity — continued
$245,000	Mill City Mortgage Loan Trust, Series 2021-NMR1, Class M2, 2.500%, 11/25/2060(a)(b)	$216,058
222,067	Morgan Stanley Mortgage Loan Trust, Series 2005-7, Class 4A2, 5.500%, 11/25/2035(c)	131,358
388,208	Morgan Stanley Mortgage Loan Trust, Series 2005-7, Class 7A5, 5.500%, 11/25/2035(c)	351,710
785,000	New Residential Mortgage Loan Trust, Series 2024-RTL1, Class A1, 6.664%, 3/25/2039(a)(b)	790,925
704,738	NLT Trust, Series 2023-1, Class A1, 3.200%, 10/25/2062(a)(b)	641,994
820,000	NYMT Loan Trust, Series 2024-BPL2, Class A1, 6.509%, 5/25/2039(a)(b)	828,369
445,000	NYMT Loan Trust, Series 2024-BPL3, Class A2, 5.637%, 9/25/2039(a)(b)	445,314
367,776	NYMT Loan Trust, Series 2024-CP1, Class A1, 3.750%, 2/25/2068(a)(b)	341,276
570,000	Progress Residential Trust, Series 2021-SFR3, Class E1, 2.538%, 5/17/2026(a)	564,512
470,000	Progress Residential Trust, Series 2021-SFR3, Class E2, 2.688%, 5/17/2026(a)	465,595
930,000	Progress Residential Trust, Series 2021-SFR5, Class E1, 2.209%, 7/17/2038(a)	908,892
400,000	Progress Residential Trust, Series 2021-SFR5, Class E2, 2.359%, 7/17/2038(a)	391,000
585,000	Progress Residential Trust, Series 2021-SFR6, Class E2, 2.525%, 7/17/2038(a)	572,640
415,000	Progress Residential Trust, Series 2021-SFR7, Class E2, 2.640%, 8/17/2040(a)	386,863
235,000	Progress Residential Trust, Series 2023-SFR2, Class D, 4.500%, 10/17/2040(a)	230,446
70,897	PRPM LLC, Series 2023-RCF2, Class A1, 4.000%, 11/25/2053(a)(b)	70,075
129,393	PRPM LLC, Series 2024-5, Class A1, 5.689%, 9/25/2029(a)(b)	129,418
1,650,000	PRPM LLC, Series 2024-5, Class A2, 9.076%, 9/25/2029(a)(b)	1,651,243
321,755	PRPM LLC, Series 2024-7, Class A1, 5.870%, 11/25/2029(a)(b)	321,859
79,814	PRPM LLC, Series 2024-RCF1, Class A1, 4.000%, 1/25/2054(a)(b)	78,648
97,840	PRPM LLC, Series 2025-2, Class A1, 6.469%, 5/25/2030(a)(b)	98,195
1,155,000	PRPM LLC, Series 2025-2, Class A2, 9.560%, 5/25/2030(a)(b)	1,159,894
321,694	Redwood Funding Trust, Series 2023-1, Class A, 7.500%, 7/25/2059(a)(b)	320,615
920,770	Redwood Funding Trust, Series 2025-1, Class A, 7.584%, 5/27/2055(a)(b)	921,230
930,000	Roc Mortgage Trust, Series 2024-RTL1, Class A1, 5.589%, 10/25/2039(a)(b)	935,195
1,552,166	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-14, Class A1, 1 mo. USD SOFR + 0.424%, 4.582%, 7/25/2035(b)	917,768
1,040,000	Tricon American Homes, Series 2020-SFR1, Class E, 3.544%, 7/17/2038(a)	1,026,054
1,170,000	Tricon American Homes Trust, Series 2020-SFR2, Class E1, 2.730%, 11/17/2039(a)	1,103,565
525,000	TVC Mortgage Trust, Series 2024-RRTL1, Class A2, 5.956%, 7/25/2039(a)(b)	527,482
		27,196,925

Principal Amount (‡)	Description	Value (†)

	ABS Other — 6.9%
$1,162,497	AASET Ltd., Series 2024-2A, Class A, 5.930%, 9/16/2049(a)	$1,192,720
925,431	AASET Trust, Series 2021-1A, Class A, 2.950%, 11/16/2041(a)	887,245
339,671	AASET Trust, Series 2025-1A, Class A, 5.943%, 2/16/2050(a)	349,910
121,703	Accelerated Assets LLC, Series 2018-1, Class B, 4.510%, 12/02/2033(a)	120,472
100,000	Affirm Asset Securitization Trust, Series 2024-A, Class 1D, 6.890%, 2/15/2029(a)	100,593
240,000	Affirm Asset Securitization Trust, Series 2024-A, Class A, 5.610%, 2/15/2029(a)	241,060
225,000	Affirm Asset Securitization Trust, Series 2024-A, Class B, 5.930%, 2/15/2029(a)	225,842
130,000	Affirm Asset Securitization Trust, Series 2024-X2, Class D, 6.080%, 12/17/2029(a)	130,836
2,218,114	AIM Aviation Finance Ltd., Series 2015-1A, Class B1, 5.072%, 2/15/2040(a)(b)	1,774,536
687,804	ALTDE Trust, Series 2025-1A, Class A, 5.900%, 8/15/2050(a)	704,939
2,825,000	Applebee's Funding LLC/IHOP Funding LLC, Series 2025-1A, Class A2, 6.720%, 6/07/2055(a)	2,856,182
141,355	Aqua Finance Trust, Series 2019-A, Class C, 4.010%, 7/16/2040(a)	138,625
250,000	Aqua Finance Trust, Series 2024-A, Class D, 6.530%, 4/18/2050(a)	255,506
1,070,000	BasePoint MCA Securitization II LLC, Series 2025-1A, Class C, 11.789%, 8/15/2031(a)	1,068,709
1,160,096	BHG Securitization Trust, Series 2022-A, Class B, 2.700%, 2/20/2035(a)	1,151,590
490,542	BHG Securitization Trust, Series 2023-B, Class B, 7.450%, 12/17/2036(a)	512,654
163,950	BHG Securitization Trust, Series 2024-1CON, Class B, 6.490%, 4/17/2035(a)	168,453
82,369	Business Jet Securities LLC, Series 2024-1A, Class B, 6.924%, 5/15/2039(a)	85,138
335,067	Castlelake Aircraft Securitization Trust, Series 2018-1, Class B, 5.300%, 6/15/2043(a)	323,482
241,157	Castlelake Aircraft Structured Trust, Series 2019-1A, Class A, 3.967%, 4/15/2039(a)	238,261
1,904,697	CLI Funding VIII LLC, Series 2025-R, Class A, 6.610%, 6/21/2050(a)	1,888,245
828,732	Clsec Holdings 22t LLC, Series 2021-1, Class C, 6.171%, 5/11/2037(a)	794,952
635,000	Compass Datacenters Issuer III LLC, Series 2025-1A, Class A2, 5.656%, 2/25/2050(a)	648,154
240,000	Compass Datacenters Issuer III LLC, Series 2025-1A, Class A3, 5.852%, 2/25/2050(a)	243,075
845,000	Compass Datacenters Issuer III LLC, Series 2025-3A, Class A2, 5.286%, 7/25/2050(a)	856,381
378,182	Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class C, 10.160%, 1/20/2031(a)	392,594
755,000	CyrusOne Data Centers Issuer I LLC, Series 2025-1A, Class A2, 5.910%, 2/20/2050(a)	773,128
1,535,000	DataBank Issuer II LLC, Series 2025-1A, Class A2, 5.180%, 9/27/2055(a)	1,540,323
2,970,000	EDI ABS Issuer 1 LLC, Series 2025-1A, Class A2, 4.450%, 7/25/2055(a)	2,895,141
380,888	EverBright Solar Trust, Series 2024-A, Class A, 6.430%, 6/22/2054(a)	355,936
126,586	Foundation Finance Trust, Series 2023-2A, Class D, 9.100%, 6/15/2049(a)	135,498
Principal Amount (‡)	Description	Value (†)

	ABS Other — continued
$257,858	Foundation Finance Trust, Series 2024-2A, Class D, 6.590%, 3/15/2050(a)	$262,137
770,000	Foundation Finance Trust, Series 2025-1A, Class B, 5.260%, 4/15/2050(a)	781,514
540,000	Foundation Finance Trust, Series 2025-1A, Class D, 6.090%, 4/15/2050(a)	541,709
780,000	Foundation Finance Trust, Series 2025-2A, Class D, 5.680%, 4/15/2052(a)	782,014
2,800,000	Frontier Issuer LLC, Series 2023-1, Class A2, 6.600%, 8/20/2053(a)	2,838,959
635,000	Global SC Finance X Ltd., Series 2025-1H, Class A, 6.169%, 9/22/2045(a)	634,646
1,420,000	Global SC Finance X Ltd., Series 2025-1H, Class B, 7.848%, 9/22/2045(a)	1,419,327
147,735	GoodLeap Home Improvement Solutions Trust, Series 2024-1A, Class B, 6.380%, 10/20/2046(a)	150,610
32,899	Hilton Grand Vacations Trust, Series 2022-1D, Class C, 4.690%, 6/20/2034(a)	32,821
296,237	Hilton Grand Vacations Trust, Series 2025-1A, Class C, 5.520%, 5/27/2042(a)	299,147
169,259	Horizon Aircraft Finance III Ltd., Series 2019-2, Class A, 3.425%, 11/15/2039(a)	163,160
150,000	HPEFS Equipment Trust, Series 2023-2A, Class D, 6.970%, 7/21/2031(a)	152,255
180,000	Kapitus Asset Securitization IV LLC, Series 2024-1A, Class 1C, 7.150%, 9/10/2031(a)	180,623
500,000	Kapitus Asset Securitization IV LLC, Series 2024-1A, Class A, 5.490%, 9/10/2031(a)	502,257
730,382	Kestrel Aircraft Funding Ltd., Series 2018-1A, Class A, 4.250%, 12/15/2038(a)	729,418
1,424,522	Labrador Aviation Finance Ltd., Series 2016-1A, Class A1, 4.300%, 1/15/2042(a)	1,388,852
175,000	Lendmark Funding Trust, Series 2025-1A, Class D, 6.480%, 9/20/2034(a)	178,623
641,177	Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, 2.636%, 10/15/2046(a)	605,732
110,000	Mariner Finance Issuance Trust, Series 2024-AA, Class D, 6.770%, 9/22/2036(a)	112,890
910,000	Marlette Funding Trust, Series 2023-4A, Class B, 8.150%, 12/15/2033(a)	942,510
405,000	MetroNet Infrastructure Issuer LLC, Series 2025-2A, Class C, 7.830%, 8/20/2055(a)	411,793
73,300	MVW LLC, Series 2020-1A, Class C, 4.210%, 10/20/2037(a)	72,649
70,787	MVW LLC, Series 2024-1A, Class C, 6.200%, 2/20/2043(a)	72,030
710,000	NFAS3 LLC, Series 2025-1, Class A, 6.351%, 5/15/2031(a)	719,115
375,000	OnDeck Asset Securitization Trust IV LLC, Series 2024-1A, Class C, 8.990%, 6/17/2031(a)	386,770
165,000	OnDeck Asset Securitization Trust IV LLC, Series 2024-2A, Class C, 7.030%, 10/17/2031(a)	165,425
1,020,000	OneMain Financial Issuance Trust, Series 2020-2A, Class C, 2.760%, 9/14/2035(a)	980,759
810,000	OneMain Financial Issuance Trust, Series 2021-1A, Class D, 2.470%, 6/16/2036(a)	758,616
708,666	OWN Equipment Fund I LLC, Series 2024-2M, Class A, 5.700%, 12/20/2032(a)	721,282
1,013,775	OWN Equipment Fund II LLC, Series 2025-1M, Class A, 5.480%, 9/26/2033(a)	1,021,392
220,658	PK ALIFT Loan Funding 3 LP, Series 2024-1, Class A1, 5.842%, 9/15/2039(a)	225,818

Principal Amount (‡)	Description	Value (†)

	ABS Other — continued
$715,000	QTS Issuer ABS II LLC, Series 2025-1A, Class B, 5.778%, 10/05/2055(a)	$710,544
435,000	Republic Finance Issuance Trust, Series 2024-A, Class A, 5.910%, 8/20/2032(a)	440,321
120,000	Republic Finance Issuance Trust, Series 2024-B, Class A, 5.420%, 11/20/2037(a)	122,167
430,000	Republic Finance Issuance Trust, Series 2024-B, Class C, 6.600%, 11/20/2037(a)	440,476
645,000	RFS Asset Securitization II LLC, Series 2024-1, Class A, 6.550%, 7/15/2031(a)	657,048
105,000	SCF Equipment Leasing LLC, Series 2024-1A, Class C, 5.820%, 9/20/2032(a)	108,285
100,000	SCF Equipment Leasing LLC, Series 2024-1A, Class D, 6.580%, 6/21/2033(a)	104,766
535,000	SEB Funding LLC, Series 2024-1A, Class A2, 7.386%, 4/30/2054(a)	547,147
72,769	Sierra Timeshare Receivables Funding LLC, Series 2023-1A, Class C, 7.000%, 1/20/2040(a)	74,623
62,978	Sierra Timeshare Receivables Funding LLC, Series 2023-2A, Class C, 7.300%, 4/20/2040(a)	65,153
791,964	Slam Ltd., Series 2021-1A, Class B, 3.422%, 6/15/2046(a)	751,630
693,187	Slam Ltd., Series 2024-1A, Class A, 5.335%, 9/15/2049(a)	700,400
308,677	Slam Ltd., Series 2025-1A, Class A, 5.807%, 5/15/2050(a)	318,206
783,169	SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.970%, 9/25/2037(a)	745,316
874,398	Stream Innovations Issuer Trust, Series 2025-1A, Class C, 6.120%, 9/15/2045(a)	888,628
108,551	Sunnova Helios II Issuer LLC, Series 2019-AA, Class A, 3.750%, 6/20/2046(a)	100,743
355,806	Sunnova Helios V Issuer LLC, Series 2021-A, Class B, 3.150%, 2/20/2048(a)	183,051
399,850	Sunnova Helios XIII Issuer LLC, Series 2024-A, Class A, 5.300%, 2/20/2051(a)	371,325
665,208	Sunrun Athena Issuer LLC, Series 2018-1, Class A, 5.310%, 4/30/2049(a)	644,112
1,069,837	Sunrun Atlas Issuer LLC, Series 2019-2, Class A, 3.610%, 2/01/2055(a)	1,023,066
925,335	Sunrun Demeter Issuer LLC, Series 2021-2A, Class A, 2.270%, 1/30/2057(a)	832,116
1,711,828	Sunrun Vulcan Issuer LLC, Series 2021-1A, Class A, 2.460%, 1/30/2052(a)	1,536,790
1,681,675	Thrust Engine Leasing DAC, Series 2021-1A, Class A, 4.163%, 7/15/2040(a)	1,652,556
146,437	TIF Funding III LLC, Series 2024-1A, Class A, 5.480%, 4/20/2049(a)	146,891
2,913,799	TMCL VII Holdings Ltd., Series 2025-1H, Class A, 6.430%, 7/23/2050(a)	2,925,148
950,000	Trafigura Securitisation Finance PLC, Series 2024-1A, Class A1, 1 day USD SOFR + 1.400%, 5.641%, 11/15/2027(a)(b)	950,143
335,000	Trafigura Securitisation Finance PLC, Series 2024-1A, Class B, 7.290%, 11/15/2027(a)	336,319
135,000	Uniti Fiber ABS Issuer LLC, Series 2025-1A, Class A2, 5.877%, 4/20/2055(a)	137,485
227,920	Volofin Finance DAC, Series 2024-1A, Class A, 5.935%, 6/15/2037(a)	232,355
297,767	Volofin Finance DAC, Series 2024-1A, Class B, 6.211%, 6/15/2037(a)	305,633
1,769,098	Wave LLC, Series 2019-1, Class A, 3.597%, 9/15/2044(a)	1,722,486
Principal Amount (‡)	Description	Value (†)

	ABS Other — continued
$1,912,356	Wave LLC, Series 2019-1, Class C, 6.413%, 9/15/2044(a)	$1,605,451
81,361	Willis Engine Structured Trust IV, Series 2018-A, Class A, 4.750%, 9/15/2043(a)(b)	81,147
613,581	Willis Engine Structured Trust V, Series 2020-A, Class A, 3.228%, 3/15/2045(a)	589,538
190,166	Willis Engine Structured Trust V, Series 2020-A, Class B, 4.212%, 3/15/2045(a)	181,874
205,799	Willis Engine Structured Trust VI, Series 2021-A, Class A, 3.104%, 5/15/2046(a)	193,244
223,018	Willis Engine Structured Trust VII, Series 2023-A, Class A, 8.000%, 10/15/2048(a)	230,842
		63,942,058
	ABS Residential Mortgage — 1.0%
1,312,023	GITSIT Mortgage Loan Trust, Series 2025-NPL1, Class A1, 6.276%, 2/25/2055(a)(b)	1,315,587
537,799	MFA Trust, Series 2024-NPL1, Class A1, 6.330%, 9/25/2054(b)	538,454
149,315	NYMT Loan Trust, Series 2025-R1, Class A, 6.381%, 2/25/2030(a)(b)	149,602
568,005	PRET LLC, Series 2025-NPL3, Class A1, 6.708%, 4/25/2055(a)(b)	567,936
730,183	PRET LLC, Series 2025-NPL6, Class A1, 5.744%, 6/25/2055(a)(b)	727,714
1,506,148	PRET LLC, Series 2025-NPL8, Class A1, 5.732%, 8/25/2055(a)(b)	1,511,358
1,560,004	RCO IX Mortgage LLC, Series 2025-2, Class A1, 6.513%, 4/25/2030(a)(b)	1,565,466
1,782,367	RCO X Mortgage LLC, Series 2025-1, Class A1, 5.875%, 1/25/2030(a)(b)	1,783,894
406,137	VCAT LLC, Series 2025-NPL1, Class A1, 5.877%, 1/25/2055(a)(b)	407,006
1,013,261	VCAT LLC, Series 2025-NPL3, Class A1, 5.889%, 2/25/2055(a)(b)	1,014,325
		9,581,342
	ABS Student Loan — 1.3%
121,709	Ascent Education Funding Trust, Series 2024-A, Class A, 6.140%, 10/25/2050(a)	124,741
105,000	Ascent Education Funding Trust, Series 2024-A, Class C, 8.010%, 10/25/2050(a)	108,406
293,744	College Avenue Student Loans LLC, Series 2021-A, Class D, 4.120%, 7/25/2051(a)	282,437
540,147	Education Funding Trust, Series 2020-A, Class A, 2.790%, 7/25/2041(a)	517,801
456,509	Navient Private Education Refi Loan Trust, Series 2018-A, Class B, 3.680%, 2/18/2042(a)	450,645
1,286,387	Navient Private Education Refi Loan Trust, Series 2018-CA, Class B, 4.220%, 6/16/2042(a)	1,272,277
3,410,000	Navient Private Education Refi Loan Trust, Series 2019-FA, Class B, 3.120%, 8/15/2068(a)	3,031,428
695,000	Navient Private Education Refi Loan Trust, Series 2019-GA, Class B, 3.080%, 10/15/2068(a)	625,943
320,000	Navient Private Education Refi Loan Trust, Series 2020-DA, Class B, 3.330%, 5/15/2069(a)	283,790
1,290,000	Navient Private Education Refi Loan Trust, Series 2020-FA, Class B, 2.690%, 7/15/2069(a)	1,109,763
730,000	Navient Private Education Refi Loan Trust, Series 2020-HA, Class B, 2.780%, 1/15/2069(a)	638,925
810,000	Nelnet Student Loan Trust, Series 2021-DA, Class B, 2.900%, 4/20/2062(a)	727,437

Principal Amount (‡)	Description	Value (†)

	ABS Student Loan — continued
$181,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A3, 28 day Auction Rate Security, 7.030%, 6/15/2032(b)	$180,627
662,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A3, 28 day Auction Rate Security, 7.030%, 3/15/2033(b)	660,604
65,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A4, 28 day Auction Rate Security, 7.050%, 3/15/2033(b)	64,863
103,838	SMB Private Education Loan Trust, Series 2015-C, Class B, 3.500%, 9/15/2043(a)	103,515
65,576	SMB Private Education Loan Trust, Series 2017-B, Class A2B, 1 mo. USD SOFR + 0.864%, 5.015%, 10/15/2035(a)(b)	65,542
190,000	SMB Private Education Loan Trust, Series 2018-B, Class B, 4.000%, 7/15/2042(a)	186,029
510,000	SMB Private Education Loan Trust, Series 2018-C, Class B, 4.000%, 11/17/2042(a)	498,979
1,350,000	SoFi Professional Loan Program LLC, Series 2020-A, Class BFX, 3.120%, 5/15/2046(a)	1,189,135
		12,122,887
	ABS Whole Business — 0.8%
1,510,000	Applebee's Funding LLC/IHOP Funding LLC, Series 2023-1A, Class A2, 7.824%, 3/05/2053(a)	1,536,277
193,500	EWC Master Issuer LLC, Series 2022-1A, Class A2, 5.500%, 3/15/2052(a)	191,056
245,625	FOCUS Brands Funding, Series 2023-2, Class A2, 8.241%, 10/30/2053(a)	260,983
68,950	Hardee's Funding LLC, Series 2024-1A, Class A2, 7.253%, 3/20/2054(a)	71,404
2,898,187	Planet Fitness Master Issuer LLC, Series 2019-1A, Class A2, 3.858%, 12/05/2049(a)	2,778,933
351,450	Planet Fitness Master Issuer LLC, Series 2024-1A, Class A2I, 5.765%, 6/05/2054(a)	358,378
1,583,038	Subway Funding LLC, Series 2024-1A, Class A2I, 6.028%, 7/30/2054(a)	1,605,232
440,000	Wingstop Funding LLC, Series 2024-1A, Class A2, 5.858%, 12/05/2054(a)	455,868
		7,258,131
	Aerospace & Defense — 1.8%
260,000	Axon Enterprise, Inc., 6.125%, 3/15/2030(a)	267,027
130,000	Axon Enterprise, Inc., 6.250%, 3/15/2033(a)	133,808
1,630,000	Boeing Co., 3.625%, 2/01/2031	1,561,207
1,265,000	Boeing Co., 5.150%, 5/01/2030	1,298,087
1,170,000	Boeing Co., 5.705%, 5/01/2040	1,193,847
2,980,000	Boeing Co., 5.805%, 5/01/2050	2,977,210
70,000	Boeing Co., 5.930%, 5/01/2060	69,930
330,000	Boeing Co., 6.388%, 5/01/2031	359,408
2,240,000	Boeing Co., 6.528%, 5/01/2034	2,476,244
2,715,000	Boeing Co., 6.858%, 5/01/2054	3,097,009
485,000	Boeing Co., 7.008%, 5/01/2064	561,462
2,830,000	Textron Financial Corp., 3 mo. USD SOFR + 1.997%, 6.208%, 2/15/2067(a)(b)	2,549,462
		16,544,701
	Agency Commercial Mortgage-Backed Securities — 0.0%
460,000	Arixa Mortgage Trust, Series 2025-RTL1, Class A1, 5.735%, 8/25/2030(a)	462,567
	Airlines — 0.1%
1,362,673	United Airlines Pass-Through Trust, Series 2019-2, Class B, 3.500%, 11/01/2029	1,317,255
Principal Amount (‡)	Description	Value (†)

	Automotive — 0.3%
$840,000	Allison Transmission, Inc., 3.750%, 1/30/2031(a)	$776,069
360,000	ZF North America Capital, Inc., 6.750%, 4/23/2030(a)	351,317
315,000	ZF North America Capital, Inc., 6.875%, 4/14/2028(a)	318,903
535,000	ZF North America Capital, Inc., 6.875%, 4/23/2032(a)	512,213
560,000	ZF North America Capital, Inc., 7.125%, 4/14/2030(a)	554,551
		2,513,053
	Banking — 3.1%
3,160,000	Bank of America Corp., (fixed rate to 3/08/2032, variable rate thereafter), 3.846%, 3/08/2037	2,952,352
580,000	CaixaBank SA, (fixed rate to 7/03/2035, variable rate thereafter), 5.581%, 7/03/2036(a)	594,053
905,000	Capital One Financial Corp., (fixed rate to 9/11/2035, variable rate thereafter), 5.197%, 9/11/2036	895,046
8,020,000	Morgan Stanley, (fixed rate to 2/07/2034, variable rate thereafter), 5.942%, 2/07/2039	8,396,914
2,185,000	Societe Generale SA, (fixed rate to 10/03/2035, variable rate thereafter), 5.439%, 10/03/2036(a)	2,179,340
440,000	Synchrony Financial, (fixed rate to 3/06/2030, variable rate thereafter), 5.450%, 3/06/2031	448,345
905,000	Synchrony Financial, (fixed rate to 7/29/2028, variable rate thereafter), 5.019%, 7/29/2029	912,803
805,000	Synchrony Financial, (fixed rate to 8/02/2029, variable rate thereafter), 5.935%, 8/02/2030	834,408
1,030,000	UBS Group AG, (fixed rate to 11/15/2032, variable rate thereafter), 9.016%, 11/15/2033(a)	1,290,453
865,000	UBS Group AG, (fixed rate to 2/08/2034, variable rate thereafter), 5.699%, 2/08/2035(a)	911,286
1,375,000	UBS Group AG, (fixed rate to 5/09/2035, variable rate thereafter), 5.580%, 5/09/2036(a)	1,431,248
375,000	UBS Group AG, (fixed rate to 5/14/2031, variable rate thereafter), 3.091%, 5/14/2032(a)	347,013
1,445,000	UBS Group AG, (fixed rate to 8/05/2030, variable rate thereafter), 6.600%(a)(d)	1,452,732
740,000	UBS Group AG, (fixed rate to 8/11/2027, variable rate thereafter), 6.442%, 8/11/2028(a)	768,949
1,500,000	UBS Group AG, (fixed rate to 8/12/2032, variable rate thereafter), 6.537%, 8/12/2033(a)	1,654,275
1,000,000	UniCredit SpA, (fixed rate to 6/03/2031, variable rate thereafter), 3.127%, 6/03/2032(a)	921,436
200,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035(a)	201,634
2,440,000	Wells Fargo & Co., (fixed rate to 9/15/2035, variable rate thereafter), 4.892%, 9/15/2036	2,435,123
		28,627,410
	Brokerage — 0.6%
500,000	BGC Group, Inc., 6.150%, 4/02/2030(a)	512,266
1,525,000	Blue Owl Finance LLC, 6.250%, 4/18/2034	1,599,304
465,000	Brookfield Asset Management Ltd., 5.795%, 4/24/2035	486,855
315,000	Citadel LP, 6.000%, 1/23/2030(a)	327,405
240,000	Citadel LP, 6.375%, 1/23/2032(a)	254,020
2,015,000	Jefferies Financial Group, Inc., 6.200%, 4/14/2034	2,142,341
		5,322,191
	Building Materials — 1.1%
785,000	Amrize Finance U.S. LLC, 5.400%, 4/07/2035(a)	808,657
2,745,000	Cemex SAB de CV, 3.875%, 7/11/2031(a)	2,605,140

Principal Amount (‡)	Description	Value (†)

	Building Materials — continued
$2,330,000	Cemex SAB de CV, (fixed rate to 6/08/2026, variable rate thereafter), 5.125%(a)(d)	$2,320,318
295,000	Cemex SAB de CV, (fixed rate to 6/10/2030, variable rate thereafter), 7.200%(a)(d)	308,422
1,035,000	JH North America Holdings, Inc., 5.875%, 1/31/2031(a)	1,050,851
1,478,000	JH North America Holdings, Inc., 6.125%, 7/31/2032(a)	1,513,877
2,015,000	Quikrete Holdings, Inc., 6.375%, 3/01/2032(a)	2,087,226
		10,694,491
	Cable Satellite — 3.5%
3,920,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2027(a)	3,893,676
405,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.384%, 10/23/2035	424,290
940,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.550%, 6/01/2034	1,001,774
465,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.650%, 2/01/2034	496,898
2,200,000	CSC Holdings LLC, 3.375%, 2/15/2031(a)	1,418,879
400,000	CSC Holdings LLC, 4.500%, 11/15/2031(a)	260,110
4,965,000	CSC Holdings LLC, 4.625%, 12/01/2030(a)	1,741,953
2,090,000	CSC Holdings LLC, 11.250%, 5/15/2028(a)	1,934,834
700,000	Directv Financing LLC, 8.875%, 2/01/2030(a)	691,405
375,000	Directv Financing LLC, 8.875%, 2/01/2030(a)	371,891
1,165,000	Directv Financing LLC/Directv Financing Co-Obligor, Inc., 10.000%, 2/15/2031(a)	1,163,290
4,420,000	DISH DBS Corp., 5.250%, 12/01/2026(a)	4,343,067
975,000	DISH DBS Corp., 5.750%, 12/01/2028(a)	934,674
12,162,597	EchoStar Corp., 10.750%, 11/30/2029	13,380,924
205,000	Time Warner Cable LLC, 6.550%, 5/01/2037	213,254
		32,270,919
	Chemicals — 0.1%
1,074,000	Solstice Advanced Materials, Inc., 5.625%, 9/30/2033(a)	1,077,548
	Construction Machinery — 0.6%
3,340,000	John Deere Capital Corp., 1 day USD SOFR + 0.500%, 4.711%, 3/06/2028(b)	3,346,321
1,785,000	United Rentals North America, Inc., 6.125%, 3/15/2034(a)	1,856,084
		5,202,405
	Consumer Cyclical Services — 0.1%
815,000	TriNet Group, Inc., 3.500%, 3/01/2029(a)	762,297
625,000	Uber Technologies, Inc., 4.800%, 9/15/2035	619,330
		1,381,627
	Consumer Products — 0.1%
255,000	Whirlpool Corp., 6.125%, 6/15/2030	256,997
275,000	Whirlpool Corp., 6.500%, 6/15/2033	274,434
		531,431
	Electric — 0.1%
830,000	Pacific Gas & Electric Co., 6.400%, 6/15/2033	892,204
	Environmental — 0.1%
515,000	GFL Environmental, Inc., 4.375%, 8/15/2029(a)	502,439
Principal Amount (‡)	Description	Value (†)

	Finance Companies — 1.6%
$2,770,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.300%, 1/30/2032	$2,550,875
1,015,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.400%, 10/29/2033	911,987
730,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.375%, 12/15/2031	754,994
405,000	Aircastle Ltd., 5.950%, 2/15/2029(a)	422,376
1,190,000	Aircastle Ltd., 6.500%, 7/18/2028(a)	1,250,499
460,000	Aircastle Ltd./Aircastle Ireland DAC, 5.750%, 10/01/2031(a)	479,196
4,240,000	Aviation Capital Group LLC, 4.800%, 10/24/2030(a)	4,236,117
495,000	Avolon Holdings Funding Ltd., 5.375%, 5/30/2030(a)	507,764
780,000	Freedom Mortgage Holdings LLC, 7.875%, 4/01/2033(a)	803,538
100,000	Freedom Mortgage Holdings LLC, 8.375%, 4/01/2032(a)	104,815
190,000	Freedom Mortgage Holdings LLC, 9.125%, 5/15/2031(a)	202,075
255,000	Macquarie Airfinance Holdings Ltd., 5.150%, 3/17/2030(a)	258,565
920,000	Macquarie Airfinance Holdings Ltd., 5.200%, 3/27/2028(a)	935,676
1,640,000	SMBC Aviation Capital Finance DAC, 5.100%, 4/01/2030(a)	1,675,932
		15,094,409
	Financial Other — 0.2%
229,540	Add Hero Holdings Ltd., Series IAI, 8.500% PIK and/or 7.500% Cash, 9/30/2029(e)	13,481
186,494	Add Hero Holdings Ltd., Series IAI, 9.000% PIK and/or 8.000% Cash, 9/30/2030(e)	3,963
245,238	Add Hero Holdings Ltd., Series IAI, 9.800% PIK and/or 8.800% Cash, 9/30/2031(e)	3,985
540,000	Agile Group Holdings Ltd., 5.500%, 4/21/2025(f)	30,802
425,000	Agile Group Holdings Ltd., 5.500%, 5/17/2026(f)	24,059
430,000	Agile Group Holdings Ltd., 5.750%, 1/02/2025(f)	24,665
1,540,000	Agile Group Holdings Ltd., 6.050%, 10/13/2025(f)	87,611
485,000	Central China Real Estate Ltd., 7.250%, 7/16/2024(f)	12,935
410,000	Central China Real Estate Ltd., 7.250%, 8/13/2024(f)	14,350
1,000,000	Central China Real Estate Ltd., 7.650%, 8/27/2025(f)	30,350
625,000	Central China Real Estate Ltd., 7.750%, 5/24/2024(f)	20,369
2,379,845	CFLD Cayman Investment Ltd., 2.500%, 1/31/2031(a)(g)	71,395
1,258,407	CFLD Cayman Investment Ltd., 2.500%, 1/31/2031(a)(g)	37,752
272,752	CFLD Cayman Investment Ltd., Zero Coupon, 1/31/2031(a)	6,742
134,342	China Aoyuan Group Ltd., Series IAI, 5.500% PIK and/or 0.000% Cash, 9/30/2031(e)	1,577
337,685	China Aoyuan Group Ltd., Series IAI, Zero Coupon(b)(d)	1,884
630,000	China Evergrande Group, 8.250%, 3/23/2022(f)	10,105
1,020,000	China Evergrande Group, 8.750%, 6/28/2025(f)	14,025
270,000	China Evergrande Group, 9.500%, 4/11/2022(f)	3,712
220,000	China Evergrande Group, 9.500%, 3/29/2024(f)	3,025
1,110,000	CIFI Holdings Group Co. Ltd., 4.450%, 8/17/2026(f)	108,558
591,463	Kaisa Group Holdings Ltd., 6.250% PIK and/or 5.250% Cash, 12/28/2028(a)(e)	12,569
985,772	Kaisa Group Holdings Ltd., 6.500% PIK and/or 5.500% Cash, 12/28/2029(a)(e)	18,483
1,182,927	Kaisa Group Holdings Ltd., 6.750% PIK and/or 5.750% Cash, 12/28/2030(a)(e)	16,265

Principal Amount (‡)	Description	Value (†)

	Financial Other — continued
$1,774,390	Kaisa Group Holdings Ltd., 7.000% PIK and/or 6.000% Cash, 12/28/2031(a)(e)	$19,962
1,662,560	Kaisa Group Holdings Ltd., 7.250% PIK and/or 6.250% Cash, 12/28/2032(a)(e)	18,704
394,309	Kaisa Group Holdings Ltd., 7.721% PIK and/or 6.721% Cash, 12/28/2028(a)(e)	9,858
645,000	KWG Group Holdings Ltd., 6.000%, 8/14/2026(f)	40,029
845,000	KWG Group Holdings Ltd., 6.300%, 2/13/2026(f)	52,508
400,000	Logan Group Co. Ltd., 4.250%, 7/12/2025(f)	33,408
230,000	Logan Group Co. Ltd., 4.850%, 12/14/2026(f)	19,389
21,600	Shimao Group Holdings Ltd., 6.000% PIK and/or 5.000% Cash, 7/21/2031(a)(e)	905
403,612	Sunac China Holdings Ltd., 6.000% PIK and/or 5.000% Cash, 9/30/2026(a)(e)(f)	58,717
404,592	Sunac China Holdings Ltd., 6.250% PIK and/or 5.250% Cash, 9/30/2027(a)(e)(f)	60,689
811,149	Sunac China Holdings Ltd., 6.500% PIK and/or 5.500% Cash, 9/30/2027(a)(e)(f)	119,644
1,219,670	Sunac China Holdings Ltd., 6.750% PIK and/or 5.750% Cash, 9/30/2028(a)(e)(f)	182,682
1,222,621	Sunac China Holdings Ltd., 7.000% PIK and/or 6.000% Cash, 9/30/2029(a)(e)(f)	183,393
575,709	Sunac China Holdings Ltd., 7.250% PIK and/or 6.250% Cash, 9/30/2030(a)(e)(f)	86,541
210,000	Times China Holdings Ltd., 5.750%, 1/14/2027(f)	6,825
1,085,000	Times China Holdings Ltd., 6.200%, 3/22/2026(f)	36,347
358,474	Yuzhou Group Holdings Co. Ltd., 1.000% PIK and/or 0.000% Cash, 6/30/2034(e)	1,950
380,677	Yuzhou Group Holdings Co. Ltd., 4.000% PIK and/or 0.000% Cash, 6/30/2028(e)	13,788
662,884	Yuzhou Group Holdings Co. Ltd., 4.500% PIK and/or 0.000% Cash, 6/30/2029(e)	18,680
884,785	Yuzhou Group Holdings Co. Ltd., 5.000% PIK and/or 0.000% Cash, 6/30/2030(e)	18,979
1,241,147	Yuzhou Group Holdings Co. Ltd., 5.500% PIK and/or 0.000% Cash, 6/30/2031(e)	18,146
448,995	Yuzhou Group Holdings Co. Ltd., 7.000% PIK and/or 6.000% Cash, 6/30/2027(e)	57,467
1,360,000	Zhenro Properties Group Ltd., 6.630%, 1/07/2026(f)	3,346
210,000	Zhenro Properties Group Ltd., 6.700%, 8/04/2026(f)	525
220,000	Zhenro Properties Group Ltd., 7.350%, 2/05/2025(f)	275
		1,635,419
	Food & Beverage — 1.6%
3,230,000	Cargill, Inc., 1 day USD SOFR + 0.610%, 4.875%, 2/11/2028(a)(b)	3,237,292
1,540,000	JBS USA Holding Lux SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co., 5.500%, 1/15/2036(a)	1,572,664
1,555,000	JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group, 5.950%, 4/20/2035(a)	1,633,531
6,450,000	PepsiCo, Inc., 4.400%, 2/07/2027	6,499,603
2,300,000	Pilgrim's Pride Corp., 3.500%, 3/01/2032	2,105,278
		15,048,368
	Gaming — 0.4%
2,895,000	VICI Properties LP, 5.125%, 5/15/2032	2,923,494
1,180,000	VICI Properties LP/VICI Note Co., Inc., 3.875%, 2/15/2029(a)	1,152,080
		4,075,574
Principal Amount (‡)	Description	Value (†)

	Government Owned - No Guarantee — 0.3%
$465,000	Antares Holdings LP, 2.750%, 1/15/2027(a)	$450,632
2,790,000	Antares Holdings LP, 3.750%, 7/15/2027(a)	2,712,835
		3,163,467
	Health Care REITs — 0.0%
455,000	National Health Investors, Inc., 3.000%, 2/01/2031	411,699
	Health Insurance — 0.5%
1,040,000	Centene Corp., 3.375%, 2/15/2030	956,474
2,150,000	Centene Corp., 4.625%, 12/15/2029	2,084,159
1,000,000	Molina Healthcare, Inc., 3.875%, 5/15/2032(a)	907,427
585,000	Molina Healthcare, Inc., 4.375%, 6/15/2028(a)	570,518
		4,518,578
	Healthcare — 0.6%
430,000	Avantor Funding, Inc., 4.625%, 7/15/2028(a)	422,973
3,660,000	HCA, Inc., 5.600%, 4/01/2034	3,799,390
1,200,000	Hologic, Inc., 3.250%, 2/15/2029(a)	1,158,710
		5,381,073
	Home Construction — 0.3%
2,330,000	Meritage Homes Corp., 5.650%, 3/15/2035	2,365,811
	Independent Energy — 1.8%
1,995,000	Canadian Natural Resources Ltd., 5.400%, 12/15/2034(a)	2,031,808
790,000	Civitas Resources, Inc., 8.375%, 7/01/2028(a)	818,874
2,800,000	Continental Resources, Inc., 2.875%, 4/01/2032(a)	2,439,943
4,195,000	Continental Resources, Inc., 5.750%, 1/15/2031(a)	4,326,028
1,340,000	Energean Israel Finance Ltd., 5.375%, 3/30/2028	1,316,349
1,090,000	EQT Corp., 3.625%, 5/15/2031(a)	1,019,231
115,000	Leviathan Bond Ltd., 6.500%, 6/30/2027	115,224
2,855,000	Var Energi ASA, 6.500%, 5/22/2035(a)	3,035,740
1,250,000	Viper Energy Partners LLC, 5.700%, 8/01/2035	1,270,900
		16,374,097
	Integrated Energy — 0.4%
3,265,000	Chevron USA, Inc., 1 day USD SOFR Index + 0.360%, 4.589%, 2/26/2027(b)	3,270,812
	Leisure — 0.1%
700,000	Royal Caribbean Cruises Ltd., 5.625%, 9/30/2031(a)	713,776
	Life Insurance — 0.1%
780,000	Global Atlantic Fin Co., 3.125%, 6/15/2031(a)	704,160
425,000	Global Atlantic Fin Co., 4.400%, 10/15/2029(a)	418,584
		1,122,744
	Lodging — 0.4%
255,000	Choice Hotels International, Inc., 5.850%, 8/01/2034	260,799
765,000	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 6.625%, 1/15/2032(a)	776,975
690,000	Marriott International, Inc., 5.300%, 5/15/2034	708,710
1,535,000	Marriott International, Inc., 5.500%, 4/15/2037	1,568,676
		3,315,160
	Media Entertainment — 0.8%
3,620,000	AppLovin Corp., 5.500%, 12/01/2034	3,736,731
70,000	Discovery Communications LLC, 3.625%, 5/15/2030	64,666
425,000	Discovery Communications LLC, 6.350%, 6/01/2040	390,010
1,094,700	iHeartCommunications, Inc., 7.750%, 8/15/2030(a)	909,334
2,230,000	Warnermedia Holdings, Inc., 4.279%, 3/15/2032	2,043,238
270,000	Warnermedia Holdings, Inc., 5.050%, 3/15/2042	215,409
		7,359,388

Principal Amount (‡)	Description	Value (†)

	Metals & Mining — 0.7%
$1,408,000	First Quantum Minerals Ltd., 9.375%, 3/01/2029(a)	$1,492,233
2,035,000	Glencore Funding LLC, 5.673%, 4/01/2035(a)	2,115,041
1,930,000	Glencore Funding LLC, 6.500%, 10/06/2033(a)	2,126,852
880,000	Steel Dynamics, Inc., 5.250%, 5/15/2035	899,200
		6,633,326
	Midstream — 1.4%
1,775,000	Targa Resources Corp., 5.550%, 8/15/2035	1,810,358
25,000	Targa Resources Corp., 6.125%, 3/15/2033	26,586
2,830,000	Targa Resources Corp., 6.500%, 3/30/2034	3,081,508
950,000	Venture Global Calcasieu Pass LLC, 3.875%, 11/01/2033(a)	855,974
815,000	Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031(a)	769,236
1,260,000	Venture Global Plaquemines LNG LLC, 6.500%, 1/15/2034(a)	1,326,348
1,895,000	Venture Global Plaquemines LNG LLC, 7.500%, 5/01/2033(a)	2,093,994
1,400,000	Venture Global Plaquemines LNG LLC, 7.750%, 5/01/2035(a)	1,580,192
1,665,000	Western Midstream Operating LP, 6.150%, 4/01/2033	1,758,940
		13,303,136
	Non-Agency Commercial Mortgage-Backed Securities — 4.2%
2,995,000	BBCMS Mortgage Trust, Series 2020-BID, Class B, 1 mo. USD SOFR + 2.654%, 6.806%, 10/15/2037(a)(b)	2,994,064
2,155,000	BPR Trust, Series 2021-NRD, Class F, 1 mo. USD SOFR + 6.870%, 11.021%, 12/15/2038(a)(b)	2,110,101
1,925,000	BPR Trust, Series 2022-SSP, Class A, 1 mo. USD SOFR + 3.000%, 7.150%, 5/15/2039(a)(b)	1,931,288
100,000	BX Commercial Mortgage Trust, Series 2024-VLT5, Class B, 5.995%, 11/13/2046(a)(b)	102,708
530,000	BX Trust, Series 2024-VLT4, Class A, 1 mo. USD SOFR + 1.491%, 5.642%, 6/15/2041(a)(b)	530,331
2,955,000	BX Trust, Series 2025-VLT6, Class A, 1 mo. USD SOFR + 1.443%, 5.593%, 3/15/2042(a)(b)	2,930,742
1,260,000	BX Trust, Series 2025-VLT7, Class A, 1 mo. USD SOFR + 1.700%, 5.850%, 7/15/2044(a)(b)	1,262,655
1,110,000	BX Trust, Series 2025-VLT7, Class B, 1 mo. USD SOFR + 2.000%, 6.150%, 7/15/2044(a)(b)	1,112,321
2,040,000	Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class D, 4.864%, 5/10/2047(a)(b)	1,829,064
2,444,601	Commercial Mortgage Trust, Series 2012-CR3, Class B, 3.922%, 10/15/2045(a)	2,346,817
31,746	Commercial Mortgage Trust, Series 2012-LC4, Class C, 5.690%, 12/10/2044(b)	29,604
130,000	Commercial Mortgage Trust, Series 2024-CBM, Class A2, 5.867%, 12/10/2041(a)(b)	132,427
1,890,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class D, 4.373%, 9/15/2037(a)	1,388,677
5,680,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class E, 4.373%, 9/15/2037(a)	3,832,580
920,000	DC Commercial Mortgage Trust, Series 2023-DC, Class C, 7.379%, 9/12/2040(a)(b)	954,621
518,615	Extended Stay America Trust, Series 2021-ESH, Class D, 1 mo. USD SOFR + 2.364%, 6.515%, 7/15/2038(a)(b)	518,615
165,000	Extended Stay America Trust, Series 2025-ESH, Class D, 1 mo. USD SOFR + 2.600%, 6.750%, 10/15/2042(a)(b)	165,000
Principal Amount (‡)	Description	Value (†)

	Non-Agency Commercial Mortgage-Backed Securities — continued
$170,000	Extended Stay America Trust, Series 2025-ESH, Class E, 1 mo. USD SOFR + 3.350%, 7.500%, 10/15/2042(a)(b)	$170,000
200,000	Extended Stay America Trust, Series 2025-ESH, Class F, 1 mo. USD SOFR + 4.100%, 8.250%, 10/15/2042(a)(b)	200,000
453,180	GS Mortgage Securities Corp. Trust, Series 2012-BWTR, Class A, 2.954%, 11/05/2034(a)	388,553
567,229	GS Mortgage Securities Corp. Trust, Series 2013-G1, Class B, 3.845%, 4/10/2031(a)(b)	558,539
3,195,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class D, 3.668%, 3/05/2033(a)(b)	631,013
540,000	GS Mortgage Securities Trust, Series 2011-GC5, Class C, 5.314%, 8/10/2044(a)(b)	476,055
1,945,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class C, 5.360%, 2/15/2046(a)(b)	1,835,969
865,821	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class C, 3.689%, 12/15/2047(a)(b)	839,889
295,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2025-BMS, Class A, 1 mo. USD SOFR + 1.600%, 5.750%, 1/15/2042(a)(b)	294,432
640,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2025-BMS, Class C, 1 mo. USD SOFR + 2.400%, 6.550%, 1/15/2042(a)(b)	636,859
420,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2025-BMS, Class D, 1 mo. USD SOFR + 3.150%, 7.300%, 1/15/2042(a)(b)	417,659
180,000	LEX Mortgage Trust, Series 2024-BBG, Class A, 5.036%, 10/13/2033(a)(b)	181,284
505,566	Morgan Stanley Capital I Trust, Series 2011-C2, Class D, 5.385%, 6/15/2044(a)(b)	500,662
81,324	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class A2, 3.277%, 10/15/2030(a)	77,461
390,000	New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.910%, 10/20/2061(a)	325,317
1,060,000	Starwood Retail Property Trust, Series 2014-STAR, Class C, Prime + 0.000%, 7.500%, 11/15/2027(a)(b)(c)(g)	21,200
4,243,654	Starwood Retail Property Trust, Series 2014-STAR, Class D, Prime + 0.000%, 7.500%, 11/15/2027(a)(b)(c)(g)	42,437
3,575,000	Starwood Retail Property Trust, Series 2014-STAR, Class E, Prime + 0.000%, 7.500%, 11/15/2027(a)(b)(c)(g)	17,875
108,058	Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class B, 3.913%, 7/15/2046(b)	104,816
1,690,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class B, 3.671%, 11/15/2059(b)	1,589,666
440,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class C, 4.248%, 11/15/2059(b)	384,618
941,396	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 6.050%, 3/15/2044(a)(b)	338,903
1,699,593	WFRBS Commercial Mortgage Trust, Series 2011-C4, Class E, 5.150%, 6/15/2044(a)(b)	1,601,543
2,245,000	WFRBS Commercial Mortgage Trust, Series 2012-C10, Class C, 4.455%, 12/15/2045(b)	1,948,682
1,005,698	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class B, 4.378%, 5/15/2047	901,367
		38,656,414

Principal Amount (‡)	Description	Value (†)

	Oil Field Services — 0.2%
$2,175,000	Helmerich & Payne, Inc., 5.500%, 12/01/2034	$2,131,138
	Packaging — 0.4%
3,315,000	Ball Corp., 5.500%, 9/15/2033	3,350,633
	Pharmaceuticals — 3.2%
6,510,000	AbbVie, Inc., 4.650%, 3/15/2028	6,617,238
1,495,000	Bausch Health Cos., Inc., 4.875%, 6/01/2028(a)	1,338,025
6,475,000	Eli Lilly & Co., 4.550%, 2/12/2028	6,571,518
2,895,000	Johnson & Johnson, 4.500%, 3/01/2027	2,927,829
1,900,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	1,989,452
930,000	Teva Pharmaceutical Finance Netherlands II BV, 4.375%, 5/09/2030, (EUR)	1,117,841
685,000	Teva Pharmaceutical Finance Netherlands II BV, 7.375%, 9/15/2029, (EUR)	906,614
570,000	Teva Pharmaceutical Finance Netherlands II BV, 7.875%, 9/15/2031, (EUR)	802,154
7,575,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	5,653,299
340,000	Teva Pharmaceutical Finance Netherlands III BV, 6.000%, 12/01/2032	354,105
435,000	Teva Pharmaceutical Finance Netherlands III BV, 7.875%, 9/15/2029	474,713
305,000	Teva Pharmaceutical Finance Netherlands III BV, 8.125%, 9/15/2031	348,727
720,000	Teva Pharmaceutical Finance Netherlands IV BV, 5.750%, 12/01/2030	741,535
		29,843,050
	Property & Casualty Insurance — 0.1%
700,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.500%, 10/01/2031(a)	715,703
345,000	Brown & Brown, Inc., 5.550%, 6/23/2035	354,885
		1,070,588
	Restaurants — 0.2%
300,000	1011778 BC ULC/New Red Finance, Inc., 3.500%, 2/15/2029(a)	286,437
75,000	1011778 BC ULC/New Red Finance, Inc., 3.875%, 1/15/2028(a)	73,203
2,080,000	1011778 BC ULC/New Red Finance, Inc., 4.000%, 10/15/2030(a)	1,960,241
		2,319,881
	Retailers — 0.2%
1,435,000	Global Auto Holdings Ltd./AAG FH U.K. Ltd., 11.500%, 8/15/2029(a)	1,513,924
	School District — 0.1%
615,000	AppLovin Corp., 5.125%, 12/01/2029	629,149
	Sovereigns — 3.5%
1,610,000	Chile Government International Bonds, 3.100%, 1/22/2061	994,739
2,080,000	Chile Government International Bonds, 3.250%, 9/21/2071	1,291,056
840,000	Chile Government International Bonds, 4.340%, 3/07/2042	741,804
2,815,000	Chile Government International Bonds, 5.650%, 1/13/2037	2,957,580
2,137,000	Kuwait International Bonds, 4.652%, 10/09/2035	2,137,000
1,130,000	Kyrgyz Republic International Bonds, 7.750%, 6/03/2030(a)	1,138,622
3,255,000	Mexico Government International Bonds, 5.375%, 3/22/2033	3,245,235
Principal Amount (‡)	Description	Value (†)

	Sovereigns — continued
$1,740,000	Oman Government International Bonds, 6.000%, 8/01/2029	$1,833,551
1,000,000	Philippines Government International Bonds, 2.650%, 12/10/2045	673,743
2,465,000	Philippines Government International Bonds, 2.950%, 5/05/2045	1,764,299
800,000	Philippines Government International Bonds, 5.900%, 2/04/2050	852,145
480,000	Republic of Uzbekistan International Bonds, 3.700%, 11/25/2030	443,211
1,670,000	Republic of Uzbekistan International Bonds, 3.900%, 10/19/2031	1,533,916
915,000	Republic of Uzbekistan International Bonds, 5.100%, 2/25/2029, (EUR)(a)	1,115,760
815,000	Republic of Uzbekistan International Bonds, 5.100%, 2/25/2029, (EUR)	993,819
470,000	Republic of Uzbekistan International Bonds, 5.375%, 5/29/2027, (EUR)(a)	569,169
2,160,000	Republic of Uzbekistan International Bonds, 6.900%, 2/28/2032(a)	2,322,086
1,320,000	Republic of Uzbekistan International Bonds, 6.947%, 5/25/2032(a)	1,420,346
220,000	Republic of Uzbekistan International Bonds, 7.850%, 10/12/2028(a)	236,541
2,775,000	Romania Government International Bonds, 5.875%, 7/11/2032, (EUR)(a)	3,336,182
995,000	Romania Government International Bonds, 6.750%, 7/11/2039, (EUR)(a)	1,190,902
1,570,000	Turkiye Government International Bonds, 6.950%, 9/16/2035	1,579,608
		32,371,314
	Technology — 4.4%
1,925,000	Atlassian Corp., 5.500%, 5/15/2034	1,983,149
4,895,000	Broadcom, Inc., 3.137%, 11/15/2035(a)	4,234,986
2,410,000	CDW LLC/CDW Finance Corp., 3.250%, 2/15/2029	2,308,252
995,000	CDW LLC/CDW Finance Corp., 5.550%, 8/22/2034	1,020,229
3,255,000	Cisco Systems, Inc., 4.550%, 2/24/2028	3,305,049
1,115,000	Entegris, Inc., 4.750%, 4/15/2029(a)	1,105,436
1,265,000	Fair Isaac Corp., 6.000%, 5/15/2033(a)	1,280,741
970,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc., 3.500%, 3/01/2029(a)	919,052
680,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc., 5.250%, 12/01/2027(a)	678,799
6,450,000	International Business Machines Corp., 4.650%, 2/10/2028	6,542,124
645,000	Iron Mountain, Inc., 4.500%, 2/15/2031(a)	615,669
320,000	Iron Mountain, Inc., 5.250%, 7/15/2030(a)	316,469
1,820,000	Mastercard, Inc., 1 day USD SOFR Index + 0.440%, 4.616%, 3/15/2028(b)	1,820,913
340,000	Micron Technology, Inc., 5.875%, 2/09/2033	361,119
2,825,000	Micron Technology, Inc., 5.875%, 9/15/2033	3,005,228
530,000	Micron Technology, Inc., 6.050%, 11/01/2035	566,272
1,135,000	MSCI, Inc., 5.250%, 9/01/2035	1,144,397
670,000	NetApp, Inc., 5.500%, 3/17/2032	697,097
595,000	NetApp, Inc., 5.700%, 3/17/2035	621,972
2,750,000	Oracle Corp., 5.200%, 9/26/2035	2,765,143
2,155,000	Sensata Technologies, Inc., 3.750%, 2/15/2031(a)	1,988,804
845,000	Synopsys, Inc., 5.150%, 4/01/2035	859,580
995,000	Synopsys, Inc., 5.700%, 4/01/2055	1,004,185
1,970,000	TD SYNNEX Corp., 6.100%, 4/12/2034	2,094,339
		41,239,004

Principal Amount (‡)	Description	Value (†)

	Treasuries — 15.2%
5,515,000	Australia Government Bonds, 1.000%, 11/21/2031, (AUD)	$3,078,711
25,837(h )	Brazil Notas do Tesouro Nacional, 10.000%, 1/01/2031, (BRL)	4,249,585
6,000,000	Bundesschatzanweisungen, 1.900%, 9/16/2027, (EUR)	7,027,842
895,000(i )	Mexico Bonos, 8.500%, 11/18/2038, (MXN)	4,694,016
242,300,000	Republic of South Africa Government Bonds, 8.500%, 1/31/2037, (ZAR)	12,907,730
142,220,000	Republic of South Africa Government Bonds, 9.000%, 1/31/2040, (ZAR)	7,535,969
124,940,000	Turkiye Government Bonds, 36.000%, 8/12/2026, (TRY)	2,973,496
104,900,000	Turkiye Government Bonds, 37.000%, 2/18/2026, (TRY)	2,522,427
49,610,000	U.S. Treasury Notes, 0.625%, 5/15/2030	43,125,818
18,060,000	U.S. Treasury Notes, 3.750%, 4/15/2026(j)	18,051,887
1,105,000	U.S. Treasury Notes, 4.250%, 1/31/2026	1,105,777
825,000	U.S. Treasury Notes, 4.375%, 7/31/2026	828,957
27,660,000	U.S. Treasury Notes, 4.500%, 3/31/2026	27,748,598
4,000,000	U.S. Treasury Notes, 4.875%, 5/31/2026	4,026,625
36,185,000	Uruguay Government International Bonds, 8.500%, 3/15/2028, (UYU)	921,567
35,915,000	Uruguay Government International Bonds, 9.750%, 7/20/2033, (UYU)	987,710
		141,786,715
	Wireless — 0.1%
985,000	Sprint Capital Corp., 8.750%, 3/15/2032	1,200,009
	Total Non-Convertible Bonds (Identified Cost $688,554,291)	657,752,868

Convertible Bonds — 0.2%
	Cable Satellite — 0.2%
634,600	EchoStar Corp., 3.875% PIK and/or 3.875% Cash, 11/30/2030(e)	1,561,116
	Financial Other — 0.0%
30,180	China Aoyuan Group Ltd., Series IAI, Zero Coupon, 9/30/2028	470
295,753	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2025(a)	7,394
394,309	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2026(a)	8,872
492,908	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2027(a)	9,242
788,618	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2028(a)	14,786
788,618	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2029(a)	14,786
985,772	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2030(a)	18,483
985,772	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2031(a)	18,483
Principal Amount (‡)	Description	Value (†)

	Financial Other — continued
$1,859,714	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2032(a)	$34,870
2,361,982	Shimao Group Holdings Ltd., Zero Coupon, 7/21/2026(a)	131,657
		259,043
	Total Convertible Bonds (Identified Cost $2,656,020)	1,820,159
	Total Bonds and Notes (Identified Cost $691,210,311)	659,573,027

Collateralized Loan Obligations — 8.2%
975,000	720 East CLO V Ltd., Series 2024-2A, Class C, 3 mo. USD SOFR + 2.200%, 6.526%, 7/20/2037(a)(b)	978,981
875,000	AGL CLO 42 Ltd., Series 2025-42A, Class A1, 3 mo. USD SOFR + 1.300%, 5.569%, 7/22/2038(a)(b)	878,497
420,000	AGL Core CLO 36 Ltd., Series 2024-36A, Class B, 3 mo. USD SOFR + 1.600%, 5.919%, 1/23/2038(a)(b)	420,935
2,335,000	AIMCO CLO 10 Ltd., Series 2019-10A, Class BRR, 3 mo. USD SOFR + 1.750%, 6.082%, 7/22/2037(a)(b)	2,343,689
700,000	AIMCO CLO 16 Ltd., Series 2021-16A, Class BR, 3 mo. USD SOFR + 1.650%, 5.972%, 7/17/2037(a)(b)	702,817
890,000	Anchorage Capital CLO 6 Ltd., Series 2015-6A, Class AR4, 3 mo. USD SOFR + 1.370%, 5.640%, 7/22/2038(a)(b)	893,115
2,835,000	ARES Loan Funding VIII Ltd., Series 2024-ALF8, Class B, 3 mo. USD SOFR + 1.700%, 6.019%, 1/24/2038(a)(b)	2,845,651
1,660,000	ARES XXXIX CLO Ltd., Series 2016-39A, Class BR3, 3 mo. USD SOFR + 1.750%, 6.079%, 7/18/2037(a)(b)	1,664,522
1,045,000	Bain Capital Credit CLO Ltd., Series 2020-1A, Class C1RR, 3 mo. USD SOFR + 1.800%, 6.042%, 4/18/2033(a)(b)	1,045,790
1,080,000	Bain Capital Credit CLO Ltd., Series 2022-4A, Class A1R, 3 mo. USD SOFR + 1.380%, 5.698%, 10/16/2037(a)(b)	1,084,227
250,000	Benefit Street Partners CLO 43 Ltd., Series 2025-43A, Class A, 3 mo. USD SOFR + 1.270%, 0.000%, 10/20/2038(a)(b)(k)	250,108
575,000	Benefit Street Partners CLO Ltd., Series 2015-6BR, Class A1R, 3 mo. USD SOFR + 1.180%, 5.506%, 4/20/2038(a)(b)	574,714
2,005,000	Benefit Street Partners CLO XVI Ltd., Series 2018-16A, Class BR2, 3 mo. USD SOFR + 1.700%, 6.022%, 1/17/2038(a)(b)	2,010,101
1,590,000	Birch Grove CLO 12 Ltd., Series 2025-12A, Class C, 3 mo. USD SOFR + 1.800%, 6.143%, 4/22/2038(a)(b)	1,596,891
1,660,000	Birch Grove CLO 13 Ltd., Series 2025-13A, Class A1, 3 mo. USD SOFR + 1.310%, 5.467%, 10/23/2038(a)(b)	1,664,786
530,000	Birch Grove CLO 6 Ltd., Series 2023-6A, Class A1R, 3 mo. USD SOFR + 1.380%, 5.751%, 7/20/2037(a)(b)	531,303
465,000	Birch Grove CLO 7 Ltd., Series 2023-7A, Class A1R, 3 mo. USD SOFR + 1.260%, 0.000%, 10/20/2038(a)(b)(k)	465,203
1,335,000	Birch Grove CLO 9 Ltd., Series 2024-9A, Class A1, 3 mo. USD SOFR + 1.400%, 5.732%, 10/22/2037(a)(b)	1,339,227
400,000	Carbone CLO Ltd., Series 2017-1A, Class B, 3 mo. USD SOFR + 2.062%, 6.387%, 1/20/2031(a)(b)	400,755
1,925,000	Carval CLO X-C Ltd., Series 2024-2A, Class B, 3 mo. USD SOFR + 1.800%, 6.126%, 7/20/2037(a)(b)	1,928,842

Principal Amount (‡)	Description	Value (†)

$730,000	CIFC Funding Ltd., Series 2013-2A, Class A3LR, 3 mo. USD SOFR + 2.212%, 6.541%, 10/18/2030(a)(b)	$730,673
1,750,000	CIFC Funding Ltd., Series 2017-5A, Class BR, 3 mo. USD SOFR + 1.700%, 6.022%, 7/17/2037(a)(b)	1,755,413
1,140,000	CIFC Funding Ltd., Series 2019-7A, Class A1R, 3 mo. USD SOFR + 1.280%, 5.371%, 10/19/2038(a)(b)	1,143,526
290,000	CIFC Funding Ltd., Series 2021-4A, Class AR, 3 mo. USD SOFR + 1.360%, 5.679%, 7/23/2037(a)(b)	290,725
1,030,000	Crown City CLO I, Series 2020-1A, Class A1RR, 3 mo. USD SOFR + 1.370%, 5.533%, 7/20/2038(a)(b)	1,033,148
300,000	Diameter Capital CLO 10 Ltd., Series 2025-10A, Class A, 3 mo. USD SOFR + 1.310%, 5.596%, 4/20/2038(a)(b)	300,831
250,000	Dryden 64 CLO Ltd., Series 2018-64A, Class C, 3 mo. USD SOFR + 2.012%, 6.341%, 4/18/2031(a)(b)	250,148
300,000	Dryden XXVI Senior Loan Fund, Series 2013-26A, Class CR, 3 mo. USD SOFR + 2.112%, 6.429%, 4/15/2029(a)(b)	300,563
1,030,000	Galaxy XXVI CLO Ltd., Series 2018-26A, Class BR, 3 mo. USD SOFR + 1.600%, 5.804%, 11/22/2031(a)(b)	1,030,491
1,320,000	Garnet CLO 2 Ltd., Series 2025-2A, Class A, 3 mo. USD SOFR + 1.350%, 5.431%, 10/20/2038(a)(b)	1,324,620
3,060,000	Garnet CLO 2 Ltd., Series 2025-2A, Class C, 3 mo. USD SOFR + 2.000%, 6.081%, 10/20/2038(a)(b)	3,056,297
950,000	Garnet CLO 3 Ltd., Series 2025-3A, Class A1, 3 mo. USD SOFR + 1.270%, 0.000%, 10/20/2038(a)(b)(k)	950,000
1,765,000	Garnet CLO Ltd., Series 2025-1A, Class C, 3 mo. USD SOFR + 2.250%, 6.520%, 7/20/2037(a)(b)	1,776,397
770,000	Golub Capital CLO 82 B Ltd., Series 2025-82A, Class A1, 3 mo. USD SOFR + 1.260%, 5.226%, 10/15/2038(a)(b)	770,332
815,000	Golub Capital Partners CLO 74 B Ltd., Series 2024-74A, Class B, 3 mo. USD SOFR + 1.850%, 6.169%, 7/25/2037(a)(b)	817,522
470,000	Golub Capital Partners CLO 74 B Ltd., Series 2024-74A, Class C, 3 mo. USD SOFR + 2.200%, 6.519%, 7/25/2037(a)(b)	471,403
395,000	Greenacre Park CLO LLC, Series 2021-2A, Class AR, 3 mo. USD SOFR + 1.370%, 5.667%, 7/20/2037(a)(b)	396,779
1,900,000	Madison Park Funding LIX Ltd., Series 2021-59A, Class CR, 3 mo. USD SOFR + 2.250%, 6.579%, 4/18/2037(a)(b)	1,908,941
2,210,000	Magnetite XXXVI Ltd., Series 2023-36A, Class CR, 3 mo. USD SOFR + 1.850%, 6.169%, 7/25/2038(a)(b)	2,216,648
600,000	MidOcean Credit CLO XV Ltd., Series 2024-15A, Class B, 3 mo. USD SOFR + 1.950%, 6.276%, 7/21/2037(a)(b)	602,149
435,000	MidOcean Credit CLO XVIII LLC, Series 2025-18A, Class A1, 3 mo. USD SOFR + 1.170%, 5.488%, 10/18/2035(a)(b)	435,221
775,000	MidOcean Credit CLO XXI, Series 2025-21A, Class A1, 3 mo. USD SOFR + 1.260%, 0.000%, 10/20/2038(a)(b)(k)	775,339
625,000	Northwoods Capital 20 Ltd., Series 2019-20A, Class AR2, 3 mo. USD SOFR + 1.340%, 5.556%, 10/25/2038(a)(b)	624,644
795,000	OCP CLO Ltd., Series 2016-12A, Class BAR3, 3 mo. USD SOFR + 1.680%, 6.009%, 10/18/2037(a)(b)	796,273
1,000,000	OCP CLO Ltd., Series 2020-18A, Class A1R2, 3 mo. USD SOFR + 1.370%, 5.696%, 7/20/2037(a)(b)	1,002,557
Principal Amount (‡)	Description	Value (†)

$920,000	Octagon Investment Partners XXII Ltd., Series 2014-1A, Class CRR, 3 mo. USD SOFR + 2.162%, 6.494%, 1/22/2030(a)(b)	$922,946
485,000	OHA Credit Partners XI Ltd., Series 2015-11A, Class B1R2, 3 mo. USD SOFR + 1.800%, 6.126%, 4/20/2037(a)(b)	486,635
1,090,000	OHA Credit Partners XI Ltd., Series 2015-11A, Class CR2, 3 mo. USD SOFR + 2.200%, 6.526%, 4/20/2037(a)(b)	1,094,902
885,000	OHA Loan Funding Ltd., Series 2013-1A, Class CR3, 3 mo. USD SOFR + 2.350%, 6.669%, 4/23/2037(a)(b)	889,410
960,000	OHA Loan Funding Ltd., Series 2015-1A, Class A1R4, 3 mo. USD SOFR + 1.250%, 5.422%, 10/19/2038(a)(b)	962,870
1,535,000	OHA Loan Funding Ltd., Series 2016-1A, Class CR2, 3 mo. USD SOFR + 2.100%, 6.426%, 7/20/2037(a)(b)	1,541,082
1,945,000	Palmer Square BDC CLO 1 Ltd., Series 1A, Class B1, 3 mo. USD SOFR + 2.150%, 6.468%, 7/15/2037(a)(b)	1,956,442
1,650,000	Palmer Square CLO Ltd., Series 2024-2A, Class B, 3 mo. USD SOFR + 1.650%, 5.976%, 7/20/2037(a)(b)	1,654,376
2,110,000	Post CLO Ltd., Series 2023-1A, Class A, 3 mo. USD SOFR + 1.950%, 6.276%, 4/20/2036(a)(b)	2,114,321
1,445,000	Post CLO VI Ltd., Series 2024-2A, Class C, 3 mo. USD SOFR + 2.100%, 6.426%, 1/20/2038(a)(b)	1,449,975
1,150,000	Regatta 35 Funding Ltd., Series 2025-5A, Class A1, 3 mo. USD SOFR + 1.290%, 5.575%, 10/15/2038(a)(b)	1,153,737
2,565,000	Rockford Tower CLO Ltd., Series 2017-2A, Class CR, 3 mo. USD SOFR + 2.162%, 6.479%, 10/15/2029(a)(b)	2,569,678
602,713	Rockford Tower CLO Ltd., Series 2018-1A, Class A, 3 mo. USD SOFR + 1.362%, 5.565%, 5/20/2031(a)(b)	602,712
1,315,000	Silver Point CLO 12 Ltd., Series 2025-12A, Class A1, 3 mo. USD SOFR + 1.310%, 5.288%, 10/15/2038(a)(b)	1,315,568
430,000	Sixth Street CLO XV Ltd., Series 2020-15A, Class CR, 3 mo. USD SOFR + 2.000%, 6.319%, 10/24/2037(a)(b)	431,428
1,030,000	TICP CLO VII Ltd., Series 2017-7A, Class CR, 3 mo. USD SOFR + 2.412%, 6.729%, 4/15/2033(a)(b)	1,031,262
1,350,000	TPG CLO Ltd., Series 2025-1A, Class A1, 3 mo. USD SOFR + 1.370%, 5.518%, 7/15/2037(a)(b)	1,351,323
1,660,000	Wellfleet CLO Ltd., Series 2022-1A, Class CR, 3 mo. USD SOFR + 2.200%, 6.518%, 7/15/2037(a)(b)	1,663,486
1,055,000	Wellfleet CLO Ltd., Series 2024-1A, Class B, 3 mo. USD SOFR + 2.050%, 6.379%, 7/18/2037(a)(b)	1,058,629
565,000	Wellfleet CLO Ltd., Series 2024-1A, Class C, 3 mo. USD SOFR + 2.450%, 6.779%, 7/18/2037(a)(b)	569,898
2,580,000	Wise CLO Ltd., Series 2025-1A, Class B1, 3 mo. USD SOFR + 1.550%, 5.810%, 1/20/2038(a)(b)	2,581,806
	Total Collateralized Loan Obligations (Identified Cost $75,464,856)	75,783,280

Senior Loans — 3.7%
	Automotive — 0.0%
584,000	First Brands Group LLC, 2021 Term Loan, 3/30/2027(f)	205,445
453,000	First Brands Group LLC, 2022 Incremental Term Loan, 3/30/2027(f)	159,542
		364,987

Principal Amount (‡)	Description	Value (†)

	Chemicals — 0.2%
$1,580,000	Solstice Advanced Materials, Inc., Term Loan B, 9/17/2032(l)	$1,580,995
	Construction Machinery — 0.3%
2,056,131	Terex Corp., 2025 Term Loan, 10/08/2031(l)	2,058,188
334,152	United Rentals, Inc., 2025 Repriced Term Loan B, 1 mo. USD SOFR + 1.500%, 5.663%, 2/14/2031(b)(m)	335,508
		2,393,696
	Consumer Cyclical Services — 0.2%
1,404,416	Aramark Services, Inc., 2024 Term Loan B8, USD SOFR + 2.000%, 6.173%, 6/22/2030(b)(m)	1,405,877
155,000	Aramark Services, Inc., 2025 Repriced Term Loan, 1 mo. USD SOFR + 1.750%, 5.913%, 4/06/2028(b)(m)	155,000
		1,560,877
	Electric — 0.5%
493,747	NRG Energy, Inc., 2024 Term Loan, 4/16/2031(l)	493,594
3,685,645	NRG Energy, Inc., 2024 Term Loan, 3 mo. USD SOFR + 1.750%, 6.064%, 4/16/2031(b)(m)	3,684,503
		4,178,097
	Environmental — 0.1%
1,380,000	Clean Harbors, Inc., 2025 Term Loan, 9/24/2032(l)	1,381,725
	Gaming — 0.4%
835,800	DK Crown Holdings, Inc., 2025 Term Loan B, 1 mo. USD SOFR + 1.750%, 6.005%, 3/04/2032(b)(m)	834,237
1,443,977	Flutter Financing BV, 2024 Term Loan B, 3 mo. USD SOFR + 1.750%, 5.752%, 11/30/2030(b)(m)	1,437,840
1,496,250	Flutter Financing BV, 2025 Term Loan B, 3 mo. USD SOFR + 2.000%, 6.002%, 6/04/2032(b)(m)	1,493,347
117,925	Light & Wonder International, Inc., 2024 Term Loan B2, 1 mo. USD SOFR + 2.250%, 6.393%, 4/14/2029(b)(m)	118,000
		3,883,424
	Healthcare — 0.5%
902,901	Bausch & Lomb Corp., 2023 Incremental Term Loan, 1 mo. USD SOFR + 4.000%, 8.166%, 9/29/2028(b)(m)	901,772
3,208,678	DaVita, Inc., 2025 Term Loan B, 5/09/2031(l)	3,213,009
739,611	IQVIA, Inc., 2025 Incremental Term Loan B5, 3 mo. USD SOFR + 1.750%, 5.752%, 1/02/2031(b)(m)	742,755
		4,857,536
	Lodging — 0.1%
584,097	Hilton Grand Vacations Borrower LLC, 2024 Incremental Term Loan B, 1 mo. USD SOFR + 2.000%, 6.163%, 1/17/2031(b)(m)	583,186
	Media Entertainment — 0.0%
317,889	MH Sub I LLC, 2023 Term Loan, 3 mo. USD SOFR + 4.250%, 8.252%, 5/03/2028(b)(m)	305,307
	Metals & Mining — 0.3%
1,972,212	Novelis Corp., 2025 Term Loan B, 3/11/2032(l)	1,975,111
1,238,775	Novelis Corp., 2025 Term Loan B, 3 mo. USD SOFR + 1.750%, 5.752%, 3/11/2032(b)(m)	1,240,596
		3,215,707
	Paper — 0.3%
3,208,588	Asplundh Tree Expert LLC, 2024 Incremental Term Loan B, 5/23/2031(l)	3,206,856
	Property & Casualty Insurance — 0.1%
314,276	HUB International Ltd., 2025 Term Loan B, 3 mo. USD SOFR + 2.250%, 6.575%, 6/20/2030(b)(m)	314,659
Principal Amount (‡)	Description	Value (†)

	Property & Casualty Insurance — continued
$207,647	Ryan Specialty Group LLC, 2024 USD Term Loan B, 1 mo. USD SOFR + 2.000%, 6.163%, 9/15/2031(b)(m)	$207,583
357,169	Truist Insurance Holdings LLC, 2024 Term Loan B, 3 mo. USD SOFR + 2.750%, 6.752%, 5/06/2031(b)(m)	356,612
		878,854
	Technology — 0.7%
1,890,702	Open Text Corp., 2023 Term Loan B, 1/31/2030(l)	1,888,206
1,319,752	Open Text Corp., 2023 Term Loan B, 1 mo. USD SOFR + 1.750%, 5.913%, 1/31/2030(b)(m)	1,318,010
3,208,597	Trans Union LLC, 2024 Term Loan B8, 6/24/2031(l)	3,205,485
		6,411,701
	Total Senior Loans (Identified Cost $34,886,574)	34,802,948

Equity-Linked Notes — 3.0%
858,600	Barclays Bank PLC, (Yum! Brands, Inc.), 9.570%, 8/21/2026(a)	880,446
985,561	Barclays Bank PLC, (Parker-Hannifin Corp.), 10.770%, 3/23/2026(a)	1,033,585
869,900	Barclays Bank PLC, (Trane Technologies PLC), 12.120%, 5/13/2026(a)	856,126
834,667	Barclays Bank PLC, (W.W. Grainger, Inc.), 12.270%, 11/14/2025(a)	800,878
1,084,208	Barclays Bank PLC, (FedEx Corp.), 12.760%, 1/29/2026(a)	956,098
778,548	Barclays Bank PLC, (ServiceNow, Inc.), 13.610%, 3/09/2026(a)	742,882
1,207,657	Barclays Bank PLC, (Cheniere Energy, Inc.), 14.470%, 1/16/2026(a)	1,198,735
669,192	Barclays Bank PLC, (Meta Platforms, Inc.), 14.920%, 4/07/2026(a)	708,414
909,419	Barclays Bank PLC, (Walt Disney Co.), 16.140%, 1/20/2026(a)	904,512
880,660	Barclays Bank PLC, (Adobe, Inc.), 17.110%, 6/09/2026(a)	888,452
1,143,387	Barclays Bank PLC, (Intuit, Inc.), 17.600%, 11/28/2025(a)	1,188,708
895,379	Barclays Bank PLC, (Freeport-McMoRan, Inc.), 20.380%, 4/29/2026(a)	945,844
1,107,323	BNP Paribas Issuance BV, (McDonald's Corp.), 11.600%, 11/24/2025(a)	1,094,667
917,869	BNP Paribas Issuance BV, (Visa, Inc.), 12.010%, 4/01/2026(a)	918,778
457,774	BNP Paribas Issuance BV, (Kinder Morgan, Inc.), 12.270%, 6/25/2026(a)	460,158
810,845	BNP Paribas Issuance BV, (Caterpillar, Inc.), 12.410%, 3/19/2026(a)	871,839
996,715	BNP Paribas Issuance BV, (Amazon.com, Inc.), 12.420%, 3/12/2026(a)	999,158
998,550	BNP Paribas Issuance BV, (American Express Co.), 12.710%, 3/26/2026(a)	1,064,247
854,029	BNP Paribas Issuance BV, (Progressive Corp.), 12.920%, 2/20/2026(a)	854,792
1,240,937	BNP Paribas Issuance BV, (Eaton Corp. PLC), 16.040%, 1/06/2026(a)	1,284,762
886,140	BNP Paribas Issuance BV, (Crowdstrike Holdings, Inc.), 17.830%, 5/26/2026(a)	913,464
956,519	BNP Paribas Issuance BV, (Goldman Sachs Group, Inc.), 18.240%, 11/03/2025(a)	998,098
955,917	Citigroup Global Markets Holdings, Inc., (EOG Resources, Inc.), 11.830%, 2/11/2026(a)	842,157

Principal Amount (‡)	Description	Value (†)

$1,015,641	Citigroup Global Markets Holdings, Inc., (Eli Lilly and Co.), 17.150%, 10/02/2025(a)	$905,522
818,845	Citigroup Global Markets Holdings, Inc., (KLA Corp.), 20.670%, 10/15/2025(a)	849,629
1,000,389	GS Finance Corp., MTN, (Pfizer, Inc.), 12.800%, 3/30/2026(a)	980,235
1,025,459	JPMorgan Chase Bank NA, (Dominion Energy, Inc.), 12.280%, 4/06/2026(a)	1,061,495
1,194,147	JPMorgan Chase Bank NA, (T-Mobile U.S., Inc.), 14.920%, 12/10/2025(a)	1,185,285
1,020,540	JPMorgan Chase Bank NA, (Bank of America Corp.), 16.220%, 4/23/2026(a)	1,112,352
	Total Equity-Linked Notes (Identified Cost $27,374,817)	27,501,318

Shares
Common Stocks— 0.8%
	Aerospace & Defense — 0.0%
129	General Electric Co.	38,806
112	Lockheed Martin Corp.	55,911
		94,717
	Air Freight & Logistics — 0.0%
989	United Parcel Service, Inc., Class B	82,611
	Biotechnology — 0.2%
429	AbbVie, Inc.	99,331
35,406	BioMarin Pharmaceutical, Inc.(g)	1,917,589
886	Gilead Sciences, Inc.	98,346
		2,115,266
	Capital Markets — 0.0%
298	CME Group, Inc.	80,516
68	Moody's Corp.	32,401
771	Morgan Stanley	122,558
		235,475
	Chemicals — 0.0%
890	Corteva, Inc.	60,191
72	Linde PLC	34,200
		94,391
	Construction Materials — 0.1%
49,058	Cemex SAB de CV, ADR	441,031
	Consumer Staples Distribution & Retail — 0.0%
89	Costco Wholesale Corp.	82,381
	Containers & Packaging — 0.0%
510	Packaging Corp. of America	111,144
	Electric Utilities — 0.0%
822	Duke Energy Corp.	101,723
	Electrical Equipment — 0.0%
620	Emerson Electric Co.	81,332
	Electronic Equipment, Instruments & Components — 0.0%
334	Amphenol Corp., Class A	41,333
	Financial Services — 0.0%
207	Mastercard, Inc., Class A	117,744
	Ground Transportation — 0.0%
382	Union Pacific Corp.	90,293
Shares	Description	Value (†)
	Health Care Equipment & Supplies — 0.0%
276	Abbott Laboratories	$36,967
	Health Care Providers & Services — 0.0%
262	Elevance Health, Inc.	84,658
238	UnitedHealth Group, Inc.	82,181
		166,839
	Hotels, Restaurants & Leisure — 0.0%
11	Booking Holdings, Inc.	59,392
71	Royal Caribbean Cruises Ltd.	22,974
		82,366
	Household Durables — 0.0%
148	Garmin Ltd.	36,441
	Household Products — 0.1%
1,358	Colgate-Palmolive Co.	108,559
1,168	Kimberly-Clark Corp.	145,229
637	Procter & Gamble Co.	97,875
		351,663
	Interactive Media & Services — 0.0%
440	Alphabet, Inc., Class A	106,964
	Machinery — 0.0%
117	Deere & Co.	53,499
	Media — 0.1%
184,712	Altice USA, Inc., Class A(g)	445,156
3,304	Comcast Corp., Class A	103,812
		548,968
	Oil, Gas & Consumable Fuels — 0.0%
887	Exxon Mobil Corp.	100,009
1,595	Williams Cos., Inc.	101,043
		201,052
	Pharmaceuticals — 0.2%
1,676	Bristol-Myers Squibb Co.	75,588
204	Johnson & Johnson	37,826
2,040	Merck & Co., Inc.	171,217
57,867	Teva Pharmaceutical Industries Ltd., ADR(g)	1,168,913
		1,453,544
	Real Estate Management & Development — 0.0%
84,422	China Aoyuan Group Ltd.(g)	1,248
185,246	Sunac China Holdings Ltd.(g)	40,435
430,338	Yuzhou Group Holdings Co. Ltd.(g)	14,101
		55,784
	Retail REITs — 0.0%
470	Simon Property Group, Inc.	88,205
	Semiconductors & Semiconductor Equipment — 0.0%
41	ASML Holding NV	39,692
180	Broadcom, Inc.	59,384
187	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	52,227
		151,303
	Software — 0.1%
252	Microsoft Corp.	130,523
568	Salesforce, Inc.	134,616
419	SAP SE, ADR	111,961
		377,100
	Specialty Retail — 0.0%
811	TJX Cos., Inc.	117,222

Shares	Description	Value (†)
	Technology Hardware, Storage & Peripherals — 0.0%
477	Apple, Inc.	$121,459
	Total Common Stocks (Identified Cost $10,562,163)	7,638,817

Preferred Stocks — 0.1%

Convertible Preferred Stock — 0.1%
	Aerospace & Defense — 0.1%
11,577	Boeing Co., 6.000% (Identified Cost $602,612)	805,412

Other Investments — 0.0%
	Aircraft ABS — 0.0%
900	ECAF I Blocker, Ltd.(c)(n)	—
	Professional Services — 0.0%
5,092,534	CFLD Cayman Trust Units(c)(g)	25,005
	Total Other Investments (Identified Cost $9,024,560)	25,005
	Total Purchased Options — 0.1% (Identified Cost $954,862) (see details below)	928,139

Principal Amount (‡)	Description	Value (†)
Short-Term Investments — 13.2%
$34,273,023	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2025 at 2.650% to be repurchased at $34,275,546 on 10/01/2025 collateralized by $34,553,800 U.S. Treasury Note, 4.000% due 2/29/2028 valued at $34,958,598 including accrued interest(o)	$34,273,023
36,774,900	U.S. Treasury Bills, 4.009%–4.238%, 10/09/2025(p)(q)	36,741,709
9,780,000	U.S. Treasury Bills, 4.027%, 12/04/2025(q)	9,712,229
42,625,000	U.S. Treasury Bills, 4.029%–4.097%, 11/20/2025(p)(q)	42,389,970
	Total Short-Term Investments (Identified Cost $123,108,866)	123,116,931
	Total Investments — 100.0% (Identified Cost $973,189,621)	930,174,877
	Other assets less liabilities — (0.0)%	(386,558)
	Net Assets — 100.0%	$929,788,319

Purchased Options — 0.1%
Description	Expiration Date	Exercise Price	Shares	Notional Amount	Cost	Value (†)
Options on Futures — 0.1%
CBOT 10 Year U.S. Treasury Notes, Call	11/21/2025	113	1,350,000	$151,875,000	$930,947	$907,038
CBOT 10 Year U.S. Treasury Notes, Call	11/21/2025	124	1,350,000	151,875,000	23,915	21,101
Total					$954,862	$928,139

Written Options — (0.1%)
Description	Expiration Date	Exercise Price	Shares	Notional Amount	Premiums (Received)	Value (†)
Options on Futures — (0.1%)
CBOT 10 Year U.S. Treasury Notes, Call	11/21/2025	114	(2,700,000)	$(303,750,000)	$(1,006,857)	$(1,012,500)
CBOT 5 Year U.S. Treasury Notes, Call	10/24/2025	110	(1,050,000)	(114,655,079)	(118,336)	(114,849)
Total					$(1,125,193)	$(1,127,349)

Description	Expiration Date	Exercise Price	Shares	Notional Amount	Premiums (Received)	Value (†)
Options on Securities — (0.0%)
Bristol-Myers Squibb Co., Call	10/17/2025	55	(800)	$(36,080)	$(230)	$(4)
Elevance Health, Inc., Call	10/17/2025	350	(200)	(64,624)	(1,233)	(555)
Exxon Mobil Corp., Call	10/17/2025	115	(500)	(56,375)	(830)	(605)
Gilead Sciences, Inc., Call	10/17/2025	130	(300)	(33,300)	(325)	(85)
Merck & Co., Inc., Call	10/17/2025	95	(1,000)	(83,930)	(699)	(85)
Procter & Gamble Co., Call	10/17/2025	170	(400)	(61,460)	(567)	(34)
Salesforce, Inc., Call	10/17/2025	290	(200)	(47,400)	(693)	(56)
United Parcel Service, Inc., Call	10/17/2025	95	(900)	(75,177)	(1,142)	(86)
UnitedHealth Group, Inc., Call	10/17/2025	360	(200)	(69,060)	(757)	(1,110)
					$(6,476)	$(2,620)
Total					$(1,131,669)	$(1,129,969)

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Futures contracts are valued at the closing settlement price on the exchange on which the valuation designee believes that, over time, they are traded most extensively. Domestic, exchange-traded index and single name equity option contracts (including options on exchange-traded funds) are valued at the mean of the National Best Bid and Offer quotations as determined by the Options Price Reporting Authority. Options on futures contracts are valued using the current settlement price on the exchange on which, over time, they are traded most extensively. Option contracts on foreign indices are priced at the most recent settlement price. Other exchange-traded options are valued at the average of the closing bid and ask quotations on the exchange on which, over time, they are traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Equity-linked notes are fair valued at bid prices supplied by an independent pricing service. Senior loans and collateralized loan obligations ("CLOs") are fair valued at bid prices supplied by an independent pricing service, if available. Broker-dealer bid prices may be used to fair value debt, unlisted equities, senior loans and CLOs where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment. Forward foreign currency contracts are fair valued utilizing interpolated rates determined based on information provided by an independent pricing service. Bilateral credit default swaps are fair valued based on mid prices (between the bid price and the ask price) supplied by an independent pricing service. Bilateral interest rate swaps are fair valued based on prices supplied by an independent pricing source. Centrally cleared swap agreements are fair valued at settlement prices of the clearing house on which the contracts were traded or prices obtained from broker-dealers. Over-the-counter (“OTC”) currency options and swaptions are valued at mid prices (between the bid and the ask price) supplied by an independent pricing service, if available. Other OTC option contracts (including currency options and swaptions not priced through an independent pricing service) are valued based on quotations obtained from broker-dealers.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(a)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2025, the value of Rule 144A holdings amounted to
$410,054,400 or 44.1% of net assets.

(b)
Variable rate security. Rate as of September 30, 2025 is disclosed. Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the Portfolio of Investments and show a weighted average rate. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(c)	Level 3 security. Value has been determined using significant unobservable inputs.
(d)	Perpetual bond with no specified maturity date.
(e)	Payment–in–kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal.
(f)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(g)	Non-income producing security.
(h)	Amount shown represents units. One unit represents a principal amount of 1,000.
(i)	Amount shown represents units. One unit represents a principal amount of 100.
(j)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(k)	New issue unsettled as of September 30, 2025. Coupon rate does not take effect until settlement date.
(l)	Position is unsettled. Contract rate was not determined at September 30, 2025 and does not take effect until settlement date. Maturity date is not finalized until settlement date.

(m)
Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark floor rate which may range from 0.00% to 0.50%, to which the spread is added.

(n)	Securities subject to restriction on resale. At September 30, 2025, the restricted securities held by the Fund are as follows:

	Acquisition Date	Acquisition Cost	Value	% of Net Assets
ECAF I Blocker, Ltd.	6/18/2015	$9,000,000	$ —	0.0%

(o)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the
Fund's ability to dispose of the underlying securities. As of September 30, 2025, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(p)
The Fund's investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

(q)	Interest rate represents discount rate at time of purchase; not a coupon rate.

ABS	Asset-Backed Securities
ADR
An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described.
The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

JIBAR	Johannesburg Interbank Agreed Rate
MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts
SAFEX	South African Futures Exchange
SLM	Sallie Mae
SOFR	Secured Overnight Financing Rate

AUD	Australian Dollar
BRL	Brazilian Real
EUR	Euro
MXN	Mexican Peso
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand
Swap Agreements
The Fund may enter into credit default and interest rate swaps. A credit default swap is an agreement between two parties (the "protection buyer" and "protection seller") to exchange the credit risk of an issuer ("reference obligation") for a specified time period. The reference obligation may be one or more debt securities or an index of such securities. The Fund may be either the protection buyer or the protection seller. As a protection buyer, the Fund has the ability to hedge the downside risk of an issuer or group of issuers. As a protection seller, the Fund has the ability to gain exposure to an issuer or group of issuers whose bonds are unavailable or in short supply in the cash bond market, as well as realize additional income in the form of fees paid by the protection buyer. The protection buyer is obligated to pay the protection seller a stream of payments ("fees") over the term of the contract, provided that no credit event, such as a default or a downgrade in credit rating, occurs on the reference obligation. The Fund may also pay or receive upfront premiums. If a credit event occurs, the protection seller must pay the protection buyer the difference between the agreed upon notional value and market value of the reference obligation. Market value in this case is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the value. The maximum potential amount of undiscounted future payments that a Fund as the protection seller could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
Implied credit spreads, represented in absolute terms, are disclosed in the Portfolio of Investments for those agreements for which the Fund is the protection seller. Implied credit spreads serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
An interest rate swap is an agreement with another party to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) to protect themselves from interest rate fluctuations. This type of swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified interest rate(s) for a specified notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.
Swap agreements are valued daily and fluctuations in the value are recorded as change in unrealized appreciation (depreciation) on swap agreements. Fees are accrued in accordance with the terms of the agreement and are recorded as part of unrealized appreciation (depreciation) on swap agreements. When received or paid, fees are recorded as realized gain or loss. Upfront premiums paid or received by the Fund are recorded as an asset or liability, respectively, and are amortized or accreted over the term of the agreement and recorded as realized gain or loss. Payments made or received by the Fund as a result of a credit event or termination of the agreement are recorded as realized gain or loss.
Swap agreements are privately negotiated in the over-the-counter ("OTC") market and may be entered into as a bilateral contract or centrally cleared ("centrally cleared swaps"). Bilateral swap agreements are traded between counterparties and, as such, are subject to the risk that a party to the agreement will not be able to meet its obligations. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the "CCP") and the Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Subsequent payments, known as "variation margin," are made or received by the Fund based on the daily change in the value of the centrally cleared swap agreement. For centrally cleared swaps, the Fund's counterparty credit risk is reduced as the CCP stands between the Fund and the counterparty.
At September 30, 2025, the Fund had the following open centrally cleared interest rate swap agreements:
Notional Value	Currency	Expiration Date	Fund Pays[1]	Fund Receives[1]	Market Value	Unrealized Appreciation (Depreciation)[2]
210,000,000	ZAR	5/07/2030	7.58%	3 mo. SAFEX - JIBAR	$(310,146)	$(311,085)

1	Payments are made quarterly.
2	Differences between unrealized appreciation (depreciation) and market value, if any, are due to interest booked as part of the initial trades.
Forward Foreign Currency Contracts
The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund's investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized appreciation (depreciation). The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund's or counterparty's net obligations under the contracts.
At September 30, 2025, the Fund had the following open forward foreign currency contracts:
Counterparty	Delivery Date	Currency Bought/ Sold (B/S)		Units of Currency	In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Bank of America N.A.	12/05/2025	EUR	S	2,255,000	$2,648,204	$2,657,310	$(9,106)
BNP Paribas SA	11/19/2025	ZAR	S	206,108,000	11,646,592	11,894,388	(247,796)
Total							$(256,902)
Futures Contracts
The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.
When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as "initial margin." As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as "variation margin," are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund's ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.
Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund's claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.
At September 30, 2025, the Fund had the following open long futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 5 Year U.S. Treasury Notes Futures	12/31/2025	2,932	$319,767,547	$320,160,658	$393,111

At September 30, 2025, the Fund had the following open short futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 2 Year U.S. Treasury Notes Futures	12/31/2025	1,391	$289,725,884	$289,882,227	$(156,343)
CBOT U.S. Long Bond Futures	12/19/2025	106	12,100,349	12,358,937	(258,588)
CBOT Ultra Long-Term U.S. Treasury Bond Futures	12/19/2025	75	8,774,318	9,004,688	(230,370)
Ultra 10 Year U.S. Treasury Notes Futures	12/19/2025	670	76,266,017	77,102,344	(836,327)
Total					$(1,481,628)
Fair Value Measurements
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of September 30, 2025, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$ —	$25,109,103	$2,087,822	$27,196,925
Non-Agency Commercial Mortgage-Backed Securities	—	38,574,902	81,512	38,656,414
All Other Non-Convertible Bonds(a)	—	591,899,529	—	591,899,529
Total Non-Convertible Bonds	—	655,583,534	2,169,334	657,752,868
Convertible Bonds(a)	—	1,820,159	—	1,820,159
Total Bonds and Notes	—	657,403,693	2,169,334	659,573,027
Collateralized Loan Obligations	—	75,783,280	—	75,783,280
Senior Loans(a)	—	34,802,948	—	34,802,948
Equity-Linked Notes	—	27,501,318	—	27,501,318
Common Stocks
Real Estate Management & Development	14,101	41,683	—	55,784
All Other Common Stocks(a)	7,583,033	—	—	7,583,033
Total Common Stocks	7,597,134	41,683	—	7,638,817
Preferred Stocks(a)	805,412	—	—	805,412
Other Investments
Aircraft ABS	—	—	—	—
Professional Services	—	—	25,005	25,005
Total Other Investments	—	—	25,005	25,005

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Short-Term Investments	$ —	$123,116,931	$ —	$123,116,931
Purchased Options(a)	928,139	—	—	928,139
Total Investments	9,330,685	918,649,853	2,194,339	930,174,877
Futures Contracts (unrealized appreciation)	393,111	—	—	393,111
Total	$9,723,796	$918,649,853	$2,194,339	$930,567,988

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Written Options(a)	$(1,129,969)	$ —	$ —	$(1,129,969)
Centrally Cleared Interest Rate Swap Agreements (unrealized depreciation)	—	(311,085)	—	(311,085)
Forward Foreign Currency Contracts (unrealized depreciation)	—	(256,902)	—	(256,902)
Futures Contracts (unrealized depreciation)	(1,481,628)	—	—	(1,481,628)
Total	$(2,611,597)	$(567,987)	$ —	$(3,179,584)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2024 and/or September 30, 2025:

Asset Valuation Inputs
Investments in Securities	Balance as of December 31, 2024	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2025	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at September 30, 2025
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$1,983,855	$ —	$352	$42,836	$ —	$(244,674)	$305,453	$ —	$2,087,822	$34,241
Non-Agency Commercial Mortgage-Backed Securities	819,674	—	—	(738,162)	—	—	—	—	81,512	(738,162)
Other Investments
Aircraft ABS	—	—	—	—	—	—	—	—	—	—
Professional Services	—	—	—	444	24,561	—	—	—	25,005	444
Total	$2,803,529	$ —	$352	$(694,882)	$24,561	$(244,674)	$305,453	$ —	$2,194,339	$(703,477)
A debt security valued at $305,453 was transferred from Level 2 to Level 3 during the period ended September 30, 2025. At September 30, 2024, this security was fair valued based on evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund's valuation policies. At September 30, 2025, this security was fair valued as determined by the Fund's valuation designee as an independent pricing service did not provide a reliable price for the security.